[CRESTAR LOGO OMITTED]


                                  MAY 31, 1998


                                      CREST
                                      -----
                                      FUNDS


                                Cash Reserve Fund
                            U.S. Treasury Money Fund
                               Tax Free Money Fund
                             Limited Term Bond Fund
                             Intermediate Bond Fund
                              Government Bond Fund
                    Virginia Intermediate Municipal Bond Fund
                          Virginia Municipal Bond Fund
                          Maryland Municipal Bond Fund
                                   Value Fund
                            Capital Appreciation Fund
                               Special Equity Fund
                      Life Vision Maximum Growth Portfolio
                     Life Vision Growth and Income Portfolio
                         Life Vision Balanced Portfolio


                               Semi-Annual Report

                                                                CRESTFUNDS, INC.

DEAR CRESTFUNDS SHAREHOLDER:

   The financial markets generated healthy returns over the past six months for both stocks and bonds in an environment characterized by continued strong economic growth and low inflation. While above-average growth and below-average inflation have been a consistent pattern in recent years, both growth and inflation now appear to have two faces with different potential outcomes for stocks and bonds in the period ahead.
   The debate over the future direction of growth, prices, profits and investment returns seems to center on the financial crisis in the Far East. Japan, an economic powerhouse, along with its Pacific Rim neighbors such as Indonesia, Korea and Thailand continue to struggle under the weight of slower growth, heavy debt burdens, and a crisis of confidence in their currencies and in some cases the government itself. The potential contagion of these events on the other side of the globe have not gone unnoticed by investors.

A REVIEW OF THE SIX MONTHS:
   The initial effect of the problems in the Far East on the U.S. economy were largely positive. Foreign capital flowed to the perceived quality of the dollar, pushing down domestic interest rates and elevating the relative value of the U.S. currency. Lower interest rates stimulated the housing, auto and other interest-sensitive markets, while the stronger dollar helped restrain inflation pressures. Real gross domestic product grew at 3.7% and 4.8% annual rates during the fourth and first quarters, respectively. This was comfortably higher than the 2-21/2% long term average rate of growth for the U.S. and quite remarkable in the seventh year of economic expansion. The drag on growth from lower exports was more than offset by a surge in the housing, auto, and related industries.
   Aggregate inflation moved lower during the period, with the Consumer Price Index increasing a scant 1.4% for the twelve months ending in April. The continued improvement in inflation was due in part to weakness in the energy prices related to El Nino's warm weather as well as falling prices of Asian imports. However, the strength in the economy appeared to push up prices in domestically-captive industries such as housing and medical care, which have increased at least twice the general level of inflation.
   Economically speaking, the darker side of the Asian crisis was reflected in slower corporate profits growth in the first quarter. Weaker export demand and increased price competition were cited as factors squeezing profit margins and profitability. Year over year growth in S&P 500 profits moderated to just 3.7% in the first quarter, and in May analysts began to revise down future earnings estimates, though only modestly.
   The Federal Reserve kept short term interest rates unchanged during the period as policy makers wrestled with the conflicting pressures from Asian Contagion. The steady policy from the Fed was a relief to many investors who continued to pour billions of dollars into stock and bond funds, helping to raise stock prices and lower long term interest yields.
   Equity market performance as measured by the S&P 500 registered a 14.6% gain (price-only) during the past two quarters, and a 29.2% advance for the last twelve months. This compared quite favorably to the 9.6% average annual price appreciation in the index over the past fifty years. The popular Dow Jones Industrial Average increased 14.2% during the past six months and 21.4% in the past year. However, mid-sized and small company stock performance trailed the larger stock indexes since last November. The S&P Mid Cap Index was up 11.4% on a price-only basis while the S&P Small Cap Index rose 8.1%. The decline in long term interest rates was also favorable for the fixed income markets. The Lehman Brothers Intermediate Aggregate Index generated a 3.72% return, while the Long Treasury Index had a total return of 5.58%.

THE NEAR TERM ECONOMIC OUTLOOK:
   The near term outlook for the U.S. economy remains positive, and inflation is not likely to accelerate significantly if at all. The momentum in the housing markets is considerable at present and may stimulate demand in related industries such as furniture and appliances in the months ahead. Consumer confidence is historically high and the unemployment rate is low. These are all very positive forces for the domestic economy. The decline in exports to the Pacific Rim countries, and the increased pricing pressure from the strong dollar could hurt the manufacturing sector, however. With company pricing power considered to be limited based on recent surveys, and foreign demand slowing, corporate profits could continue to be under downward pressure. In this environment we believe the economy is likely to slow in the second half of this year, but the risks of recession are very low at present. The current balance of positive and negative influences in the economy is expected to keep monetary policy steady for the immediate future.

THE OUTLOOK FOR THE FINANCIAL MARKETS:
   The equity markets enjoyed a good "year" of performance during the past six months, and fixed-income markets have benefited from the "safe haven" status of the dollar and U.S. Treasuries. Continued economic growth and low inflation are essential ingredients in prolonging the current stock market rally, but we want to stress the importance of continued growth in corporate profits. The cost and pricing pressures facing corporations could reduce profit margins in the coming quarters, while slower growth may curb volume. These forces could have differing impacts on individual companies and industries, increasing the importance of detailed company scrutiny to reduce the potential of negative surprises.
   In the fixed-income markets, the stable Federal Reserve policy that encouraged bond investors in recent months may be an obstacle to further near-term yield declines, where long maturity yields are very close to the 51/2% overnight rate established by the Fed. Further sustained appreciation in these markets may require a more accommodative interest rate stance from monetary policy makers. Recent comments from Fed officials suggest that a rate cut is unlikely over the near term. Over the longer term, however, we believe the economic and financial conditions could favor continued appreciation in both stocks and bonds.
   On behalf of all of us who manage CrestFunds, I wish to express our sincere appreciation for the opportunity to serve you. We are committed to helping you achieve your long range financial goals. Please let us know if there is more we can do to help you fulfill your investment objectives.



Sincerely,


/S/Signature


Ben L. Jones, CFA
President
Crestar Asset Management Company
a wholly-owned subsidiary of Crestar
Bank and part of the Crestar Investment Group.

may 1998

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                          Unaudited
--------------------------------------------------------------------------------
CASH RESERVE FUND

                                         Face
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
COMMERCIAL PAPER (23.0%)
FINANCIAL SERVICES (23.0%)
Den Norske Bank
   5.470%, 07/08/98 .................   $25,152 $  25,011
Ford Motor Credit
   5.630%, 06/30/98 .................    35,000    34,846
   5.710%, 10/02/98 .................    15,000    14,719
General Electric Capital
   5.400%, 07/06/98 .................    25,000    24,869
   5.520%, 08/17/98 .................    25,000    24,713
General Motors Acceptance
   5.360%, 07/31/98 .................    35,000    34,687
Goldman Sachs
   5.820%, 06/12/98 .................    20,000    19,965
   5.480%, 02/09/99 .................    30,000    28,845
Merrill Lynch
   5.320%, 10/30/98 .................    20,000    19,554
   5.551%, 11/13/98 .................    25,000    24,389
---------------------------------------------------------
     Total Commercial Paper
       (Cost $251,598) ..............             251,598
---------------------------------------------------------
CERTIFICATES OF DEPOSIT (18.3%)
Bankers Trust
   5.970%, 08/28/98 .................    25,000    24,998
Bankers Trust  (A)
   5.650%, 06/01/98 .................    20,000    19,997
CS First Boston
   5.920%, 12/14/98 .................    10,000    10,000
   5.800%, 05/06/99 .................    15,000    15,000
NationsBank
   5.530%, 06/22/98 .................    50,000    50,000
Norinchukin Bank
   5.980%, 09/18/98 .................    20,000    20,001
Societe Generale
   5.970%, 09/15/98 .................    10,000     9,999
   5.850%, 12/17/98 .................    10,000     9,996
   5.700%, 01/07/99 .................    20,000    20,016
   5.670%, 03/11/99 .................    20,000    19,994
---------------------------------------------------------
     Total Certificates of Deposit
       (Cost $200,001) ..............             200,001
---------------------------------------------------------
BANK NOTES (11.9%)
FCC National Bank (A)
   5.610%, 06/01/98 .................    40,000    39,997
First of America Bank
   5.940%, 08/31/98 .................    20,000    19,998




                                         Face
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Key Bank NA (A)
   5.550%, 06/01/98 .................   $40,000 $  39,980
PNC Bank NA (A)
   5.550%, 06/01/98 .................    30,000    29,983
---------------------------------------------------------
     Total Bank Notes
       (Cost $129,958) ..............             129,958
---------------------------------------------------------
CORPORATE OBLIGATIONS (15.6%)
BANKS (1.8%)
Bankers Trust  MTN (A)
   5.570%, 06/01/98 .................    20,000    19,990
---------------------------------------------------------
COMPUTERS & SERVICES (4.1%)
IBM (A)
   5.610%, 06/01/98 .................    45,000    44,989
---------------------------------------------------------
FINANCIAL SERVICES (6.9%)
Associates of North America
   8.800%, 08/01/98 .................    15,000    15,065
PHH MTN (A)
   5.620%, 06/01/98 .................    30,000    29,998
   5.690%, 06/01/98 .................    30,000    29,999
---------------------------------------------------------
                                                   75,062
---------------------------------------------------------
SECURITY BROKERAGE/DEALERS (2.8%)
Bear Stearns MTN
   5.700%, 03/02/99 .................    15,000    15,000
Bear Stearns MTN (A)
   5.670%, 06/01/98 .................    15,000    15,000
---------------------------------------------------------
                                                   30,000
---------------------------------------------------------
     Total Corporate Obligations
       (Cost $170,041) ..............             170,041
---------------------------------------------------------
INSURANCE FUNDING AGREEMENTS (11.9%)
General American Life  (A)
   5.860%, 06/01/98 .................    65,000    65,000
Integrity Life (A)
   5.860%, 06/01/98 .................    65,000    65,000
---------------------------------------------------------
     Total Insurance Funding Agreements
       (Cost $130,000) ..............             130,000
---------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
CASH RESERVE FUND (concluded)

                                        Face
                                       Amount     Value
                                        (000)     (000)
                                       ------    ------
REPURCHASE AGREEMENTS (19.1%)
Deutsche Bank
  5.56%, dated 05/29/98, matures
  06/01/98, repurchase price
  $127,683,263 (collateralized by
  various U.S. Government Agency
  obligations: total market
  value: $130,177,531) .............. $127,624 $  127,624
J.P. Morgan
  5.56%, dated 05/29/98, matures
  06/01/98, repurchase price
  $32,100,969 (collateralized by
  various GNMA obligations: total
  market value: $32,727,826) ........   32,086     32,086
Merrill Lynch 5.56%, dated 05/29/98,
  matures 06/01/98, repurchase price
  $28,905,654 (collateralized by
  various GNMA obligations: total
  market value: $29,472,216) ........   28,892     28,892
Paine Webber
  5.56%, dated 05/29/98, matures
  06/01/98, repurchase price
  $20,515,500 (collateralized by
  various FNMA obligations: total
  market value: $20,917,126) ........   20,506     20,506
---------------------------------------------------------
     Total Repurchase Agreements
       (Cost $209,108) ..............             209,108
---------------------------------------------------------
     Total Investments (99.8%)
       (Cost $1,090,706) ............           1,090,706
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.2%) ....       2,481
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 4.0 billion
  shares authorized) based on 934,998,439
  outstanding shares ........................     935,000
Portfolio Shares of Investor Class A
  ($.001 par value -- .25 billion shares
  authorized) based on 158,193,786
  outstanding shares ........................     158,194
Portfolio Shares of Investor Class B
  ($.001 par value -- .25 billion shares
  authorized) based on 38,676
  outstanding shares ........................          39
Undistributed net investment income .........           1
Accumulated net realized loss on investments          (47)
---------------------------------------------------------
     Total Net Assets: (100.0%) .............  $1,093,187
---------------------------------------------------------

                                                   Value
                                                  ------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($934,951,249 / 934,998,439
SHARES OUTSTANDING) .........................       $1.00
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
($158,196,861 / 158,193,786
SHARES OUTSTANDING) .........................       $1.00
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B
($38,675 / 38,676 SHARES OUTSTANDING) .......       $1.00
=========================================================
(A) Adjustable Rate Security--The rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1998. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Note

 The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
U.S. TREASURY MONEY FUND
                                         Face
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
U.S. TREASURY OBLIGATIONS (18.0%)
U.S. Treasury Notes
   5.250%, 07/31/98 ..................  $10,000   $ 9,992
   6.125%, 08/31/98 ..................   10,000    10,009
   6.000%, 09/30/98 ..................   20,000    20,029
   5.875%, 10/31/98 ..................   10,000    10,009
   5.500%, 11/15/98 ..................   10,000     9,993
   5.000%, 01/31/99 ..................   10,000     9,956
   5.000%, 02/15/99 ..................   10,000     9,964
   6.250%, 03/31/99 ..................   10,000    10,059
   6.375%, 04/30/99 ..................   10,000    10,074
---------------------------------------------------------
     Total U.S. Treasury Obligations
       (Cost $100,085) ...............            100,085
---------------------------------------------------------
REPURCHASE AGREEMENTS (80.4%)
Deutsche Bank
  5.51%, dated 05/29/98, matures
  06/01/98, repurchase price $26,586,943
  (collateralized by U.S. Treasury Bond:
  total market value: $27,106,571) ...   26,575    26,575
Greenwich Bank
  5.51%, dated 05/29/98, matures
  06/01/98, repurchase price $27,107,391
  (collateralized by U.S. Treasury Note:
  total market value: $27,641,533) ...   27,095    27,095
J.P. Morgan
  5.51%, dated 05/29/98, matures
  06/01/98, repurchase price $26,606,821
  (collateralized by U.S. Treasury STRIPS:
  market value: $27,126,649) .........   26,595    26,595
Merrill Lynch
  5.51%, dated 05/29/98, matures
  06/01/98, repurchase price
  $26,289,834 (collateralized by various
  U.S. Treasury obligations: total
  market value: $26,805,971) .........   26,278    26,278
Morgan Stanley
  5.51%, dated 05/29/98, matures
  06/01/98, repurchase price
  $16,655,857 (collateralized by various
  U.S. Treasury Notes: total market
  value: $16,989,979) ................   16,648    16,648
PaineWebber
  5.51%, dated 05/29/98, matures
  06/01/98, repurchase price
  $27,050,775 (collateralized by
  U.S. Treasury STRIPS: total market
  value: $27,580,667) ................   27,038    27,038
Prudential
  5.51%, dated 05/29/98, matures
  06/01/98, repurchase price
  $26,815,792 (collateralized by various
  U.S. Treasury obligations: total market
  value: $27,339,611) ................   26,804    26,804


                                         Face
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Swiss Bank
  5.51%, dated 05/29/98, matures
  06/01/98, repurchase price
  $137,293,351 (collateralized by
  various U.S. Treasury obligations:
  total market value: $139,978,765) .. $137,230  $137,230
Union Bank of Switzerland
  5.51%, dated 05/29/98, matures
  06/01/98, repurchase price
  $132,843,805 (collateralized by
  various U.S. Treasury Bills: total
  market value: $135,440,878) ........  132,783   132,783
---------------------------------------------------------
     Total Repurchase Agreements
       (Cost $447,046) ...............            447,046
---------------------------------------------------------
     Total Investments (98.4%)
       (Cost $547,131) ...............            547,131
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (1.6%) ........   8,965
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 3.75 billion
  shares authorized) based on
  556,098,482 outstanding shares ................ 556,098
Overdistributed net investment income ...........      (2)
---------------------------------------------------------
     Total Net Assets: (100.0%) .................$556,096
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($556,096,886 / 556,098,482
SHARES OUTSTANDING) .............................   $1.00
=========================================================
STRIPS--Separate Trading of Registered Interest and
Principal of Securities


 The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
TAX-FREE MONEY FUND

                                         Face
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
MUNICIPAL BONDS (94.1%)
DISTRICT OF COLUMBIA (5.0%)
District of Columbia, Tax & Revenue
  Anticipation Note, Ser B, GO (B)
   4.500%, 09/30/98 ..................  $10,000  $ 10,020
---------------------------------------------------------
HAWAII (1.4%)
Hawaii State, Housing Finance &
  Development Authority, Single
  Family Housing, AMT, RB (A) (B)
   4.040%, 06/04/98 ..................    2,860     2,860
---------------------------------------------------------
ILLINOIS (2.5%)
Chicago, O'Hare International Airport,
  AMT, RB, AMBAC (A)
   4.040%, 06/04/98 ..................    5,000     5,000
---------------------------------------------------------
MARYLAND (8.3%)
Montgomery County, Issue 1,
  AMT, RB (A) (B)
   4.050%, 06/03/98 ..................    8,000     8,000
Montgomery County, TECP (B)
   3.650%, 08/10/98 ..................    6,000     6,000
   3.600%, 09/10/98 ..................    2,850     2,850
---------------------------------------------------------
                                                   16,850
---------------------------------------------------------
NEW YORK (12.8%)
New York City, GO, AMBAC (A)
   4.020%, 06/04/98 ..................   11,960    11,960
New York City, Water & Sewer
  Finance Authority, RB, FSA (A)
   4.000%, 06/04/98 ..................    9,000     9,000
New York State Dorm Authority,
  RB, MBIA (A)
   4.020%, 06/04/98 ..................    5,000     5,000
---------------------------------------------------------
                                                   25,960
---------------------------------------------------------
NORTH CAROLINA (2.0%)
Wake County, Public Improvements, GO
   4.400%, 03/01/99 ..................    4,000     4,023
---------------------------------------------------------
PENNSYLVANIA (6.7%)
Emmaus, General Authority, RB, FSA (A)
   3.800%, 06/03/98 ..................    3,500     3,500
Pittsburgh, RB, FGIC (A)
   4.020%, 06/04/98 ..................   10,000    10,000
---------------------------------------------------------
                                                   13,500
---------------------------------------------------------
SOUTH CAROLINA (4.1%)
Florence County, McLeod Regional
  Medical Center Project, Ser A,
  RB, FGIC (A)
   4.150%, 06/04/98 ..................    8,200     8,200
---------------------------------------------------------


                                         Face
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
SOUTH DAKOTA (2.5%)
Heartland Consumers Power District,
  RB, FSA (A)
   4.020%, 06/04/98 ..................   $5,035 $   5,035
---------------------------------------------------------
TENNESSEE (2.5%)
Shelby County, Health, Educational &
  Housing Facilities, Multi Family
  Housing, AMT, Ser A, RB (A) (B)
   4.050%, 06/03/98 ..................    5,000     5,000
---------------------------------------------------------
TEXAS (11.4%)
Houston, Water & Sewer System,
  RB, FGIC (A)
   4.020%, 06/04/98 ..................    5,000     5,000
Plano, TECP, MBIA
   3.450%, 06/09/98 ..................    9,000     9,000
San Antonio, Electric & Gas,
  RB (A) (B)
   4.020%, 06/04/98 ..................    9,000     9,000
---------------------------------------------------------
                                                   23,000
---------------------------------------------------------
VIRGINIA (34.9%)
Fairfax County, Public Improvements,
  GO (A) (B)
   4.020%, 06/04/98 ..................    3,300     3,300
Fairfax County, Public Improvements,
  Ser B, GO (B)
   6.000%, 06/01/98 ..................    2,410     2,410
Fredericksburg, Industrial Development
  Authority, Hospital Facility, RB,
  AMBAC (A)
   4.020%, 06/04/98 ..................    4,495     4,495
King George County, Industrial
  Development Authority, Birchwood
  Power Partners, Ser B, RB (A) (B)
   4.100%, 06/01/98 ..................    5,200     5,200
Louisa County, Industrial Development
  Authority, RB (A) (B)
   3.900%, 06/04/98 ..................    2,000     2,000
Petersburg, Hospital Authority,
  Southside Regional Project, RB (A) (B)
   4.000%, 06/01/98 ..................    3,600     3,600
Pulaski County, Industrial Development
  Authority, Pulaski Furniture,
  Ser A, RB (A) (B)
   3.900%, 06/03/98 ..................    4,219     4,219
Richmond, Redevelopment &
  Housing Authority, Multi Family
  Housing, RB (A)
   4.100%, 06/04/98 ..................    9,000     9,000
Virginia Polytechnic Institute & State
  University, RB (A) (B)
   4.090%, 06/04/98 ..................    3,475     3,475

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
TAX-FREE MONEY FUND (concluded)

                                          Face
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------
VIRGINIA (continued)
Virginia Port Authority Facility,
  AMT, RB, MBIA (A)
   4.040%, 06/04/98 ..................   $9,100  $  9,100
Virginia State Housing Development
  Authority, Ser C, RB (B)
   3.800%, 06/10/98 ..................   10,000    10,000
Virginia State Public Schools
  Authority, School Equipment
  Financing Issue V, RB
   3.600%, 04/01/99 ..................    5,000     5,000
York County, TECP (B)
   3.600%, 09/11/98 ..................    8,800     8,800
---------------------------------------------------------
                                                   70,599
---------------------------------------------------------
     Total Municipal Bonds
       (Cost $190,047) ...............            190,047
---------------------------------------------------------
CASH EQUIVALENTS (5.0%)
Financial Square Tax Free Portfolio ..    5,267     5,267
SEI Institutional Tax Free Portfolio .    4,925     4,925
---------------------------------------------------------
     Total Cash Equivalents
       (Cost $10,192) ................             10,192
---------------------------------------------------------
     Total Investments (99.1%)
       (Cost $200,239) ...............            200,239
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.9%) ......     1,865
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
   ($.001 par value -- .9 billion shares
  authorized) based on 193,922,234
  outstanding shares ..........................   193,922
Portfolio Shares of Investor Class A
  ($.001 par value -- .1 billion shares
  authorized) based on 8,181,366
  outstanding shares ..........................     8,181
Undistributed net investment income ...........        10
Accumulated net realized loss on investments ..        (9)
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............  $202,104
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($193,922,597 / 193,922,234
SHARES OUTSTANDING) ...........................     $1.00
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
($8,181,496 / 8,181,366
SHARES OUTSTANDING) ...........................     $1.00
=========================================================
(A) Adjustable Rate Security--The rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1998. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(B) Security backed by letter of credit or credit support.
AMT--Alternative Minimum Tax
AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
FSA--Financial Securities Assurance
GO--General Obligation Bond
MBIA--Municipal Bond Insurance Association
RB--Revenue Bond
TECP--Tax Exempt Commercial Paper
Ser--Series


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
LIMITED TERM BOND FUND

                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------

U.S. TREASURY OBLIGATION (3.9%)
U.S. Treasury Note
   8.000%, 05/15/01 ..................  $ 3,000 $   3,197
---------------------------------------------------------
     Total U.S. Treasury Obligation
       (Cost $3,174) .................              3,197
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.9%)
FFCB MTN
   7.125%, 06/01/01 ..................    1,000     1,038
   6.470%, 03/20/02 ..................    1,155     1,155
   8.600%, 05/30/06 ..................    1,000     1,079
FNMA MTN
   6.610%, 03/24/99 ..................    1,750     1,764
   6.310%, 11/02/00 ..................      500       500
   6.250%, 01/14/04 ..................    1,000     1,000
---------------------------------------------------------
     Total U.S. Government Agency Obligations
       (Cost $6,455) .................              6,536
---------------------------------------------------------
U.S. AGENCY MORTGAGE BACKED OBLIGATIONS (41.3%)
FHLMC Pool E00412
   7.000%, 01/01/11 ..................    1,629     1,662
FHLMC Pool G10664
   7.000%, 02/01/12 ..................    4,399     4,489
FNMA Pool 250820
   7.000%, 01/01/27 ..................    2,435     2,469
FNMA REMIC 1992-199 A
   5.250%, 11/25/99 ..................      307       306
FNMA REMIC 1996-30 PC
   7.000%, 11/25/20 ..................    2,600     2,657
FNMA REMIC 1998-8 PB
   6.250%, 06/18/19 ..................    2,575     2,594
FNMA TBA
   6.500%, 06/01/13 ..................    7,700     7,741
   7.500%, 06/10/28 ..................   10,000    10,263
GNMA Pool 207206
   9.750%, 03/15/99 ..................        3         3
GNMA Pool 780332
   8.000%, 11/15/09 ..................    1,843     1,912
---------------------------------------------------------
     Total U.S. Agency Mortgage Backed Obligations
       (Cost $33,922) ................             34,096
---------------------------------------------------------
CORPORATE OBLIGATIONS (28.4%)
AGRICULTURE (2.4%)
Alcan Aluminum
   5.875%, 04/01/00 ..................    2,000     1,998
---------------------------------------------------------
BANKS (4.9%)
Capital One Bank MTN
   6.830%, 05/17/99 ..................    2,000     2,008
Popular North America
   6.625%, 10/27/02 ..................    2,000     2,023
---------------------------------------------------------
                                                    4,031
---------------------------------------------------------
BUILDING & CONSTRUCTION SUPPLIES (2.5%)
Penn Central
   9.750%, 08/01/99 ..................    2,000     2,078
---------------------------------------------------------


                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
COMMUNICATIONS EQUIPMENT (3.2%)
US Cellular, Callable 08/15/04 @ 100
   7.250%, 08/15/07 ..................   $2,525 $   2,623
---------------------------------------------------------
ELECTRICAL SERVICES (1.6%)
Ohio Edison
   6.875%, 09/15/99 ..................    1,300     1,308
---------------------------------------------------------
FINANCIAL SERVICES (4.6%)
Macsaver Financial Services
   7.875%, 08/01/03 ..................    3,000     3,075
Sears Roebuck Acceptance
   6.000%, 03/20/03 ..................      745       738
---------------------------------------------------------
                                                    3,813
---------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (2.6%)
United Dominion Realty
   7.250%, 01/15/07 ..................    2,000     2,100
---------------------------------------------------------
RECREATIONAL PRODUCTS & SERVICES (2.4%)
Walt Disney
   5.600%, 04/17/00 ..................    2,010     2,002
---------------------------------------------------------
SECURITY BROKERAGE/DEALERS (4.2%)
Jefferies Group, Callable 05/01/99 @ 103
   8.875%, 05/01/04 ..................    2,000     2,150
Salomon Brothers
   7.125%, 08/01/99 ..................    1,300     1,319
---------------------------------------------------------
                                                    3,469
---------------------------------------------------------
     Total Corporate Obligations
       (Cost $22,997) ................             23,422
---------------------------------------------------------
ASSET BACKED SECURITIES (13.7%)
AUTOMOTIVE (0.6%)
Chase Manhattan Grantor Trust,
  Ser 1995-B A
   5.900%, 11/15/01 ..................      423       423
Premier Auto Trust, Ser 1993-5 A2
   4.220%, 03/02/99 ..................       55        55
---------------------------------------------------------
                                                      478
---------------------------------------------------------
CREDIT CARDS (8.9%)
Advanta Credit Card Master Trust,
  Ser 1995-F A1
   6.050%, 08/01/03 ..................    1,000     1,003
American Express Master Trust,
  Ser 1992-2 A
   6.600%, 05/15/00 ..................    2,000     2,015
Chase Credit Card Master Trust,
  Ser 1997-5 A
   6.194%, 08/15/05 ..................    1,280     1,291
Discover Card Master Trust I,
  Ser 1998-4 A
   5.750%, 10/16/03 ..................    1,990     1,984

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
LIMITED TERM BOND FUND (concluded)

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------

CREDIT CARDS (continued)
Spiegel Master Trust, Ser 1995-A A
   7.500%, 09/15/04 ..................  $ 1,000 $   1,030
---------------------------------------------------------
                                                    7,323
---------------------------------------------------------
HOME EQUITY (3.5%)
CoreStates Home Equity Trust,
  Ser 1994-1 A
   6.650%, 05/15/09 ..................      884       889
EQCC Home Equity Loan Trust,
  Ser 1994-1 A
   5.800%, 03/15/09 ..................      833       825
Equivantage, Ser 1996-1 A
   6.550%, 10/25/25 ..................    1,021     1,026
Green Tree Financial, Ser 1995-7 A2
   6.150%, 11/15/26 ..................      187       188
---------------------------------------------------------
                                                    2,928
---------------------------------------------------------
MOTOR HOMES (0.7%)
CIT RV Grantor Trust, Ser 1994-A A
   4.900%, 07/15/09 ..................      596       586
---------------------------------------------------------
     Total Asset Backed Securities
       (Cost $11,260) ................             11,315
---------------------------------------------------------
MORTGAGE BACKED SECURITIES (2.2%)
Merrill Lynch Mortgage Investors,
  Ser 1998-C2 D (A)
   7.116%, 06/01/98 ..................    1,800     1,815
---------------------------------------------------------
     Total Mortgage Backed Securities
       (Cost $1,813) .................              1,815
---------------------------------------------------------
CASH EQUIVALENT (4.8%)
Aim Liquid Assets Portfolio ..........    3,981     3,981
---------------------------------------------------------
     Total Cash Equivalent
       (Cost $3,981) .................              3,981
---------------------------------------------------------
REPURCHASE AGREEMENT (19.2%)
J.P. Morgan
  5.57%, dated 05/29/98, matures
  06/01/98, repurchase price
  $15,828,738 (collateralized by
  various GNMA obligations: total
  market value: $16,137,823) .........   15,821    15,821
---------------------------------------------------------
     Total Repurchase Agreement
       (Cost $15,821) ................             15,821
---------------------------------------------------------
     Total Investments (121.4%)
       (Cost $99,423) ................            100,183
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-21.4%) ....   (17,660)
---------------------------------------------------------


                                                  Market
                                                   Value
                                                   (000)
                                                  ------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 1.4 billion shares
  authorized) based on
  8,305,774 outstanding shares ................   $83,647
Overdistributed net investment income .........        (6)
Accumulated net realized loss on investments ..    (1,878)
Net unrealized appreciation on investments ....       760
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............   $82,523
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($82,523,152 / 8,305,774
SHARES OUTSTANDING) ...........................     $9.94
=========================================================
(A) Adjustable Rate Security--The rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1998. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
FFCB--Federal Farm Credit Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Note
REMIC--Real Estate Mortgage Investment Conduit
Ser--Series
TBA--To Be Announced


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------

U.S. TREASURY OBLIGATIONS (6.3%)
U.S. Treasury Bond
   6.625%, 02/15/27 ..................  $ 3,000 $   3,312
U.S. Treasury Notes
   8.000%, 08/15/99 ..................    3,700     3,805
   8.000%, 05/15/01 ..................    2,000     2,131
   5.750%, 08/15/03 ..................   10,560    10,644
---------------------------------------------------------
     Total U.S. Treasury Obligations
       (Cost $19,604) ................             19,892
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.3%)
FFCB MTN
   6.470%, 03/20/02 ..................    5,589     5,588
International Bank Reconstruction &
  Development MTN
   9.100%, 06/01/99 ..................    1,500     1,549
---------------------------------------------------------
     Total U.S. Government Agency Obligations
       (Cost $7,077) .................              7,137
---------------------------------------------------------
U.S. AGENCY MORTGAGE BACKED OBLIGATIONS (51.8%)
FHLMC Pool E00412
   7.000%, 01/01/11 ..................    2,027     2,068
FHLMC Pool G10664
   7.000%, 02/01/12 ..................   11,379    11,611
FHLMC REMIC 1459 H
   7.000%, 07/15/19 ..................   10,087    10,236
FHLMC REMIC 1726 B
   6.750%, 11/15/04 ..................    7,000     7,095
FHLMC REMIC 1934 E
   6.500%, 02/15/12 ..................    9,471     9,712
FNMA Pool 250820
   7.000%, 01/01/27 ..................    9,694     9,831
FNMA Pool 251502
   6.500%, 02/01/13 ..................      411       413
FNMA Pool 251571
   6.500%, 02/01/13 ..................    5,026     5,053
FNMA Pool 395051
   6.500%, 02/01/13 ..................    1,959     1,970
FNMA Pool 407886
   6.500%, 02/01/13 ..................      994       999
FNMA Pool 407890
   6.500%, 02/01/13 ..................      387       389
FNMA Pool 409201
   6.500%, 01/01/13 ..................      976       982
FNMA Pool 413994
   6.500%, 01/01/13 ..................      980       985
FNMA Pool 414887
   6.500%, 02/01/13 ..................    1,921     1,931
FNMA Pool 447023
   6.500%, 02/01/13 ..................    1,912     1,922
FNMA REMIC 1993-127 K
   6.500%, 10/25/21 ..................    4,500     4,521
FNMA REMIC 1997-42 ZC
   6.500%, 07/18/27 ..................   12,230    11,646


                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
FNMA REMIC 1997-63 PC
   6.500%, 03/18/26 ..................  $ 9,160 $   9,297
FNMA REMIC 1998-8 PB
   6.250%, 06/18/19 ..................    8,530     8,593
FNMA REMIC 1998-17 TC
   6.250%, 08/18/21 ..................    7,035     7,047
FNMA TBA
   7.500%, 06/10/28 ..................   11,000    11,289
GNMA Pool 207206
   9.750%, 03/15/99 ..................        4         4
GNMA Pool 376345
   6.500%, 12/15/23 ..................    6,926     6,893
GNMA Pool 433594
   6.500%, 02/15/28 ..................      192       191
GNMA Pool 448095
   6.500%, 02/15/28 ..................      887       883
GNMA Pool 450663
   6.500%, 03/15/28 ..................    1,001       996
GNMA Pool 460007
   6.500%, 03/15/28 ..................      696       693
GNMA Pool 460253
   6.500%, 03/15/28 ..................      121       120
GNMA Pool 460254
   6.500%, 03/15/28 ..................    1,996     1,987
GNMA Pool 460282
   6.500%, 03/15/28 ..................      127       127
GNMA Pool 460484
   6.500%, 03/15/28 ..................    1,512     1,505
GNMA Pool 463640
   6.500%, 03/15/28 ..................    1,157     1,152
GNMA Pool 463641
   6.500%, 03/15/28 ..................    1,997     1,988
GNMA Pool 465387
   6.500%, 02/15/28 ..................      424       422
GNMA Pool 780332
   8.000%, 11/15/09 ..................    7,899     8,198
GNMA TBA
   6.500%, 06/18/28 ..................    2,620     2,604
   7.000%, 06/18/28 ..................   18,150    18,405
---------------------------------------------------------
     Total U.S. Agency Mortgage Backed Obligations
       (Cost $161,894) ...............            163,758
---------------------------------------------------------
CORPORATE OBLIGATIONS (24.7%)
AUTOMOTIVE (2.3%)
Ford Motor
   7.500%, 11/15/99 ..................    1,000     1,022
General Motors
   7.000%, 06/15/03 ..................    6,000     6,225
---------------------------------------------------------
                                                    7,247
---------------------------------------------------------
BANKS (3.4%)
Capital One Bank MTN
   6.830%, 05/17/99 ..................    2,300     2,309

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND (continued)

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------

BANKS (continued)
Central Fidelity
   8.150%, 11/15/02 ..................   $3,000 $   3,217
NationsBank
   6.875%, 02/15/05 ..................    5,000     5,162
---------------------------------------------------------
                                                   10,688
---------------------------------------------------------
FINANCIAL SERVICES (6.0%)
American Financial Group
   7.125%, 12/15/07 ..................    7,000     7,123
Macsaver Financial Services
   7.875%, 08/01/03 ..................    9,550     9,789
Sears Roebuck Acceptance
   6.000%, 03/20/03 ..................    2,000     1,983
---------------------------------------------------------
                                                   18,895
---------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (0.3%)
Philip Morris
   7.125%, 08/15/02 ..................    1,000     1,029
---------------------------------------------------------
INSURANCE (2.5%)
Hartford Life
   7.100%, 06/15/07 ..................    7,500     7,800
---------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (0.5%)
Occidental Petroleum
   8.500%, 11/09/01 ..................    1,600     1,714
---------------------------------------------------------
RECREATIONAL PRODUCTS & SERVICES (2.4%)
Walt Disney
   5.600%, 04/17/00 ..................    7,770     7,741
---------------------------------------------------------
SECURITY BROKERAGE/DEALERS (5.7%)
Jefferies Group, Callable 05/01/99 @ 103
   8.875%, 05/01/04 ..................    7,000     7,525
Lehman Brothers
   10.000%, 05/15/99 .................    3,000     3,110
PaineWebber
   7.625%, 10/15/08 ..................    7,000     7,490
---------------------------------------------------------
                                                   18,125
---------------------------------------------------------
UTILITIES, ELECTRIC, & GAS (1.6%)
Gulf States Utilities
   6.770%, 08/01/05 ..................    5,000     5,006
---------------------------------------------------------
     Total Corporate Obligations
       (Cost $76,295) ................             78,245
---------------------------------------------------------
ASSET BACKED SECURITIES (8.5%)
American Express Master Trust,
  Ser 1992-2 A
   6.600%, 05/15/00 ..................    6,350     6,396
Chase Credit Card Master Trust,
  Ser 1997-5 A
   6.194%, 08/15/05 ..................    7,215     7,277


                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
CIT RV Grantor Trust, Ser 1994-A A
   4.900%, 07/15/09 ..................   $  402  $    395
Discover Card Master Trust I,
  Ser 1998-4 A
   5.750%, 10/16/03 ..................    8,190     8,167
EQCC Home Equity Loan Trust,
  Ser 1994-1 A
   5.800%, 03/15/09 ..................      687       680
Green Tree Financial, Ser 1995-7 A2
   6.150%, 11/15/26 ..................      375       376
Green Tree Financial, Ser 1995-9 A2
   6.000%, 01/15/27 ..................      461       461
Olympic Automobile Receivables Trust,
  Ser 1995-D A4
   6.050%, 11/15/00 ..................    3,056     3,059
---------------------------------------------------------
     Total Asset Backed Securities
       (Cost $26,789) ................             26,811
---------------------------------------------------------
MORTGAGE BACKED SECURITIES (2.4%)
Merrill Lynch Mortgage Investors,
  Ser 1998-C1 A1
   6.310%, 11/15/26 ..................      428       429
Merrill Lynch Mortgage Investors,
  Ser 1998-C2 D (A)
   7.116%,  06/01/98 .................    7,100     7,161
---------------------------------------------------------
     Total Mortgage Backed Securities
       (Cost $7,579) .................              7,590
---------------------------------------------------------
CASH EQUIVALENT (4.8%)
Aim Liquid Assets Portfolio ..........   15,290    15,290
---------------------------------------------------------
     Total Cash Equivalent
       (Cost $15,290) ................             15,290
---------------------------------------------------------
REPURCHASE AGREEMENT (9.0%)
J.P. Morgan
  5.57%, dated 05/29/98, matures
  06/01/98, repurchase price
  $28,470,831 (collateralized by various
  GNMA obligations: total market
  value: $29,026,775) ................   28,458    28,458
---------------------------------------------------------
     Total Repurchase Agreement
       (Cost $28,458) ................             28,458
---------------------------------------------------------
     Total Investments (109.8%)
       (Cost $342,986) ...............            347,181
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-9.8%) .....   (31,101)
---------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND (concluded)

                                                  Market
                                                   Value
                                                   (000)
                                                  ------
NET ASSETS:
Portfolio Shares of Trust Class
($.001 par value -- 1.4 billion shares
  authorized) based on 31,229,251
  outstanding shares ..........................  $306,537
Portfolio Shares of Investor Class A
  ($.001 par value --.1 billion shares
  authorized) based on 280,623
  outstanding shares ..........................     2,788
Overdistributed net investment income .........      (141)
Accumulated net realized gain on investments ..     2,701
Net unrealized appreciation on investments ....     4,195
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............  $316,080
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($313,263,964 / 31,229,251
SHARES OUTSTANDING) ...........................    $10.03
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
($2,815,756 / 280,623
SHARES OUTSTANDING) ...........................    $10.03
---------------------------------------------------------
OFFERING PRICE PER SHARE -- INVESTOR CLASS A
($10.03 / 97.0%) ..............................    $10.34
=========================================================
(A) Adjustable Rate Security--The rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1998. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
FFCB--Federal Farm Credit Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Note
REMIC--Real Estate Mortgage Investment Conduit
Ser--Series
TBA--To Be Announced


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------
U.S. TREASURY OBLIGATIONS (17.3%)
U.S. Treasury Bond
   6.625%, 02/15/27 ..................   $4,960  $  5,476
U.S. Treasury Note
   8.000%, 05/15/01 ..................    3,000     3,197
---------------------------------------------------------
     Total U.S. Treasury Obligations
       (Cost $8,548) .................              8,673
---------------------------------------------------------
U.S. AGENCY MORTGAGE BACKED OBLIGATIONS (53.4%)
FHLMC Pool E00412
   7.000%, 01/01/11 ..................      400       408
FHLMC Pool E66605
   6.500%, 03/01/12 ..................    3,243     3,264
FHLMC Pool G10664
   7.000%, 02/01/12 ..................    1,354     1,381
FHLMC REMIC 1934 E
   6.500%, 02/15/12 ..................    1,894     1,942
FNMA Pool 250820
   7.000%, 01/01/27 ..................    1,217     1,235
FNMA REMIC 1996-30 PC
   7.000%, 11/25/20 ..................    2,000     2,044
FNMA REMIC 1997-42 ZC
   6.500%, 07/18/27 ..................    1,486     1,415
FNMA REMIC 1997-63 PC
   6.500%, 03/18/26 ..................    1,140     1,157
FNMA REMIC 1998-8 PB
   6.250%, 06/18/19 ..................    1,140     1,148
FNMA REMIC 1998-17 TC
   6.250%, 08/18/21 ..................      910       912
FNMA TBA
   6.500%, 06/01/13 ..................    1,900     1,910
GNMA Pool 352020
   6.500%, 11/15/23 ..................      901       897
GNMA Pool 465677
   6.500%, 03/15/28 ..................      149       149
GNMA Pool 780332
   8.000%, 11/15/09 ..................    1,192     1,237
GNMA Pool 780429
   7.500%, 09/15/26 ..................      899       930
GNMA TBA
   7.000%, 05/20/28 ..................    3,300     3,346
   6.500%, 06/18/28 ..................    1,540     1,530
   7.000%, 06/18/28 ..................    1,875     1,901
---------------------------------------------------------
     Total U.S. Agency Mortgage
       Backed Obligations
       (Cost $26,522) ................             26,806
---------------------------------------------------------
CORPORATE OBLIGATIONS (13.2%)
BANKS (0.5%)
Capital One Bank MTN
   6.830%, 05/17/99 ..................      250       251
---------------------------------------------------------
COMMUNICATIONS EQUIPMENT (2.1%)
U.S. Cellular, Callable 08/15/04 @ 100
   7.250%, 08/15/07 ..................    1,000     1,039
---------------------------------------------------------


                                         Face    Market
                                        Amount    Value
                                         (000)    (000)
                                        ------   ------
FINANCIAL SERVICES (2.7%)
Macsaver Financial Services
   7.400%, 02/15/02 ..................   $1,000  $  1,001
Sears Roebuck Acceptance
   6.000%, 03/20/03 ..................      365       362
---------------------------------------------------------
                                                    1,363
---------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (1.1%)
Philip Morris
   7.625%, 05/15/02 ..................      550       575
---------------------------------------------------------
INSURANCE (2.3%)
Hartford Life
   7.100%, 06/15/07 ..................    1,100     1,144
---------------------------------------------------------
RECREATIONAL PRODUCTS & SERVICES (2.4%)
Walt Disney
   5.600%, 04/17/00 ..................    1,205     1,201
---------------------------------------------------------
SECURITY BROKERAGE/DEALERS (2.1%)
Jefferies Group, Callable 05/01/99 @ 103
   8.875%, 05/01/04 ..................    1,000     1,075
---------------------------------------------------------
     Total Corporate Obligations
       (Cost $6,496) .................              6,648
---------------------------------------------------------
ASSET BACKED SECURITIES (7.3%)
AFG Receivables Trust, Ser 1997-A A
   6.350%, 10/31/02 ..................      651       653
Chase Credit Card Master Trust,
  Ser 1997-5 A
   6.194%, 08/15/05 ..................      845       852
Discover Card Master Trust I,
  Ser 1998-4 A
   5.750%, 10/16/03 ..................    1,180     1,177
EQCC Home Equity Loan Trust,
  Ser 1994-1 A
   5.800%, 03/15/09 ..................       86        85
Green Tree Financial, Ser 1995-9 A2
   6.000%, 01/15/27 ..................      138       138
Honda Auto Receivables Grantor Trust,
  Ser 1995-A  A
   6.200%, 12/15/00 ..................      135       135
Olympic Automobile Receivables
  Trust, Ser 1995-D A4
   6.050%, 11/15/00 ..................      600       601
---------------------------------------------------------
     Total Asset Backed Securities
       (Cost $3,642) .................              3,641
---------------------------------------------------------
MORTGAGE BACKED SECURITIES (2.2%)
Merrill Lynch Mortgage Investors,
  Ser 1998-C2 D (A)
   7.116%, 06/01/98 ..................    1,100     1,109
---------------------------------------------------------
     Total Mortgage Backed Securities
       (Cost $1,108) .................              1,109
---------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND (concluded)

                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
CASH EQUIVALENT (4.7%)
Aim Liquid Assets Portfolio ..........   $2,368   $ 2,368
---------------------------------------------------------
     Total Cash Equivalent
       (Cost $2,368) .................              2,368
---------------------------------------------------------
REPURCHASE AGREEMENT (19.2%)
J.P. Morgan
  5.57%, dated 05/29/98, matures
  06/01/98, repurchase price
  $9,636,211 (collateralized by GNMA
  obligation: total market
  value $9,824,375) ..................    9,632     9,632
---------------------------------------------------------
     Total Repurchase Agreement
       (Cost $9,632) .................              9,632
---------------------------------------------------------
     Total Investments (117.3%)
       (Cost $58,316) ................             58,877
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-17.3%) ....    (8,664)
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .75 billion shares
  authorized) based on 4,638,022
  outstanding shares ..........................    47,506
Portfolio Shares of Investor Class B
  ($.001 par value -- .125 billion shares
  authorized) based on 153,665
  outstanding shares ..........................     1,593
Undistributed net investment income ...........         2
Accumulated net realized gain on investments ..       551
Net unrealized appreciation on investments ....       561
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............   $50,213
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($48,598,081 / 4,638,022
SHARES OUTSTANDING) ...........................    $10.48
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B
($1,614,882 / 153,665
SHARES OUTSTANDING) ...........................    $10.51
=========================================================
(A) Adjustable Rate Security--The rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1998. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Note
REMIC--Real Estate Mortgage Investment Conduit
Ser--Series
TBA--To Be Announced


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------
MUNICIPAL BONDS (98.3%)
VIRGINIA (98.3%)
Abingdon, Industrial Development
  Authority, Johnston Memorial Hospital
  Project, RB, Callable 07/01/2008 @102
   5.250%, 07/01/16 ..................   $2,000 $   2,000
Arlington County, Refunding Bond,
  Public Improvements, GO, Callable
  10/01/2008 @ 101
   5.000%, 10/01/11 ..................    3,220     3,329
Chesapeake Bay, Bridge & Tunnel
  Authority, RB, Callable
  07/01/05 @ 102 MBIA
   5.000%, 07/01/22 ..................    1,000       984
Chesapeake Bay, Bridge & Tunnel
  Authority, RB, Prerefunded
  07/01/2001 @ 102 MBIA
   6.375%, 07/01/22 ..................    7,000     7,604
Chesapeake, Public Improvements, GO
   5.800%, 08/01/02 ..................    2,000     2,125
Chesapeake, Hospital Authority,
  General Hospital Project, RB,
  Callable 07/01/00 @ 102
   8.200%, 07/01/05 ..................    1,000     1,089
Chesapeake, Refunding Bond, GO
   5.400%, 12/01/08 ..................    2,500     2,694
Chesterfield County, Health Center
  Community Project, RB,
  Callable 12/01/06 @ 102 (B)
   5.875%, 12/01/21 ..................      500       529
Chesterfield County, Public Improvements,
  Ser A, GO, Callable 01/01/08 @ 100 (B)
   4.400%, 01/01/09 ..................    2,000     1,990
   4.700%, 01/01/12 ..................    3,215     3,203
Chesterfield County, Refunding Bond, GO
   5.650%, 07/15/00 ..................    3,000     3,109
Fairfax County, Economic Development
  Authority, Ogden Martin Systems Project,
  Ser A, AMT, RB, Callable 02/01/99 @ 103
   7.750%, 02/01/11 ..................    1,000     1,052
Fairfax County, School & Transit
  Improvements, Ser B, GO, Callable
  06/01/01 @ 102 (B)
   5.200%, 06/01/13 ..................    5,000     5,156
Fairfax County, Industrial Development
  Authority, Inova Health System Project,
  RB, Callable 08/15/06 @ 102
   5.300%, 08/15/07 ..................    1,500     1,577
Fairfax County, Industrial Development
  Authority, Inova Health System Project,
  Ser A, RB, Callable 02/15/08 @ 101
   5.000%, 08/15/10 ..................    2,890     2,937


                                         Face    Market
                                        Amount    Value
                                         (000)    (000)
                                        ------   ------
Fairfax County, Sewer Authority, RB,
  Callable 11/15/03 @ 102 AMBAC
   5.500%, 11/15/09 ..................   $3,000 $   3,187
Fredericksburg, Industrial Development
  Authority, Hospital Facilities Project, RB,
  Callable 06/15/07 @ 102 AMBAC
   5.250%, 06/15/16 ..................    5,000     5,050
   5.250%, 06/15/23 ..................    2,000     2,012
Hampton Roads Sanitation District,
  Wastewater Authority, Capital
  Improvements, RB,
  Callable 10/01/03 @ 102
   4.900%, 10/01/06 ..................    2,000     2,065
Harrisonburg, Industrial Development
  Authority, Rockingham Memorial
  Hospital Project, RB,
  Callable 12/01/02 @ 102 MBIA
   5.750%, 12/01/13 ..................    3,000     3,169
Harrisonburg, Refunding Bond, GO
   6.000%, 08/01/99 ..................    1,000     1,025
Henrico County, Industrial
  Development Authority, Browning
  Ferris Project, RB, Mandatory
  Put 12/01/05 @ 100 (A)
   5.300%, 12/01/11 ..................    1,000     1,045
Henrico County, Industrial Development
  Authority, Residential and Health Care
  Facility, Refunding Mortgage, Our Lady
  of Hope, RB, Callable 07/01/03 @ 102 (B)
   6.150%, 07/01/26 ..................    2,000     2,025
Henrico County, Industrial Development
  Authority, Westminister-Cantebury
  Project, RB, Callable 06/25/98 @ 101
   7.300%, 10/01/99 ..................    1,060     1,072
Henrico County, Industrial Development
  Authority, Government Projects, RB,
  Callable 06/01/06 @ 102
   5.150%, 06/01/07 ..................    2,500     2,634
Henry County, Public Improvements,
  GO, Callable 07/15/04 @ 102
   6.000%, 07/15/14 ..................    1,000     1,075
James Madison University,
  Refunding Bond, University & College
  Improvements, RB, Callable 06/01/03
  @ 102 AMBAC
   5.375%, 06/01/09 ..................      500       526
Loudoun County, Sanitation Authority,
  Water & Sewer Project, RB,
  Callable 01/01/03 @ 102 FGIC
   6.100%, 01/01/04 ..................    1,250     1,366
Loudoun County, Sanitation Authority,
  Water & Sewer Project, RB,
  Callable 01/01/07 @ 102 FGIC
   5.125%, 01/01/26 ..................    3,250     3,238

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (continued)

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------

VIRGINIA (continued)
Loudoun County, Sanitation Authority,
  Water & Sewer Project, RB FGIC
   5.900%, 01/01/02 ..................   $1,000  $  1,060
Loudoun County, School &
  Public Improvements, Ser A, GO,
  Callable 08/01/07 @ 102 (B)
   5.000%, 08/01/17 ..................    2,000     1,985
Lynchburg, Refunding Bond, GO,
  Callable 04/01/03 @ 102
   5.250%, 04/01/08 ..................    2,000     2,090
Newport News, Public Housing
  Authority, Newport-Oxford
  Project, RB, (A) (B)
   3.900%, 06/04/98 ..................    1,150     1,150
Newport News, Recreational
  Facility Improvements, Ser A, GO,
  Callable 11/01/00 @ 100.25
   6.200%, 11/01/01 ..................    1,000     1,052
Newport News, Recreational Facility
  Improvements, Ser A, GO,
  Callable 07/01/05 @ 102 MBIA
   5.500%, 07/01/12 ..................    2,500     2,641
Newport News, Refunding &
  Improvement Bond, Ser B, GO,
  Callable 07/01/99 @ 101.50
   5.700%, 07/01/05 ..................    2,000     2,064
Newport News, Water, Utility & Public
  Improvements, GO,
  Callable 01/15/07 @ 102
   5.250%, 01/15/14 ..................    3,530     3,614
Norfolk, Capital Improvements, GO,
  Callable 06/01/07 @ 101 FGIC
   5.375%, 06/01/09 ..................    1,000     1,062
Norfolk, Industrial Development
  Authority, Bon Secours Health Project,
  RB, Callable 08/15/07 @ 102 MBIA
   5.250%, 08/15/26 ..................    4,200     4,216
Norfolk, Industrial Development
  Authority, Children's Hospital Project,
  RB AMBAC
   6.900%, 06/01/06 ..................    1,000     1,162
Norfolk, Industrial Development
  Authority, Children's Hospital Project,
  RB, Callable 06/01/04 @ 102 AMBAC
   5.100%, 06/01/07 ..................    1,000     1,039
Norfolk, Industrial Development
  Authority, Public Health Center Project,
  RB, Callable 09/15/06 @ 102
   5.625%, 09/15/17 ..................    1,600     1,670
Norfolk, Industrial Development
  Authority, Sentara Hospital Project,
  Ser A, RB, Callable 11/01/04 @ 102
   4.900%, 11/01/07 ..................    2,500     2,541
   5.000%, 11/01/08 ..................    2,500     2,537
Norfolk, Redevelopment & Housing
  Authority, Tidewater Community
  College Campus Project, RB,
  Callable 11/01/05 @ 102
   5.800%, 11/01/08 ..................      700       768


                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Norfolk, Refunding & Improvement
  Bond, Ser A, GO
   5.100%, 02/01/00 ..................   $4,000  $  4,070
Peninsula Ports, Hospital Authority,
  Mary Immaculate Project, RB
   8.000%, 08/01/99 ..................      515       530
Peninsula Ports, Industrial Development
  Authority, Olde Hampton Hotel Project,
  RB, Mandatory Put 07/01/99 @ 100 (B)
   4.875%, 07/01/16 ..................      490       490
Peumansend Creek, Regional Jail
  Authority, Grant Anticipation Note,
  RB, Callable 04/01/99 @ 100
   4.550%, 04/01/00 ..................    5,000     5,025
Portsmouth,  Refunding Bond, GO,
  Callable 08/01/03 @ 102
   5.450%, 08/01/07 ..................    2,000     2,115
Portsmouth, Public Improvements, GO,
  Prerefunded 08/01/00 @ 102
   6.750%, 08/01/04 ..................    1,500     1,612
Prince William County, Park Authority,
  Recreational Facility Improvements, RB
   5.500%, 10/15/99 ..................      500       510
   5.800%, 10/15/01 ..................      500       520
Prince William County, Park Authority,
  Recreational Facility Improvements,
  RB, Callable 10/15/04 @ 102
   6.200%, 10/15/05 ..................      500       532
Prince William County, Refunding Bond,
  Ser C, RB, Callable 08/01/03 @ 102 (B)
   5.000%, 08/01/07 ..................    5,000     5,175
Prince William County, Water & Sewer
  Authority, Water & Sewer Improvements,
  RB, Prerefunded 07/01/01 @ 102 FGIC
   6.500%, 07/01/21 ..................    1,000     1,090
Richmond, Metropolitan Expressway
  Authority, Ser A, RB,
  Callable 07/15/02 @ 102 FGIC
   5.900%, 07/15/03 ..................    1,500     1,614
Richmond, Public Improvements,
  Ser A, GO
   6.100%, 01/15/01 ..................    2,750     2,884
Richmond, Public Improvements,
  Ser A, GO, Callable 01/15/05 @ 102
   5.300%, 01/15/09 ..................    1,500     1,573
Richmond, Public Utility, Ser A, RB
   5.250%, 01/15/06 ..................    2,200     2,310
Richmond, Redevelopment & Housing
  Authority, Richmeade Project,
  AMT, RB (A)
   4.675%, 06/25/98 ..................    1,500     1,500
Roanoke, Industrial Development
  Authority, Carilion Health System
  Project, Ser B, RB (A)
   4.000%, 06/01/98 ..................    2,500     2,500
Roanoke Valley, Solid Waste System
  Authority, Resource Recovery
  Improvements, RB
   5.400%, 09/01/02 ..................    1,450     1,504

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (continued)

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------

VIRGINIA (continued)
Roanoke, Industrial Development
  Authority, Roanoke Memorial Hospital
  Project, Carilion Health Systems, RB
   6.900%, 07/01/99 ..................   $1,000 $   1,030
Roanoke, Industrial Development
  Authority, Roanoke Memorial
  Hospital Project, Ser B, RB,
  Callable 07/01/02 @ 102
   5.800%, 07/01/05 ..................      500       529
   5.900%, 07/01/06 ..................    2,500     2,659
Roanoke, Public Improvements, GO
   4.500%, 08/01/04 ..................    1,500     1,522
   4.900%, 02/01/06 ..................    1,000     1,034
Roanoke, Public Improvements, GO,
  Callable 02/01/06 @ 102
   5.000%, 02/01/12 ..................    3,165     3,209
Southeastern Public Service Authority,
  Ser A, RB, MBIA
   5.150%, 07/01/09 ..................    3,000     3,165
Spotsylvania County, Refunding Bond,
  Special Assessments, GO, FSA
   4.500%, 07/15/09 ..................    1,375     1,368
Suffolk, Refunding & Improvement
  Bond, GO
   5.200%, 08/01/02 ..................    1,500     1,558
Suffolk, Refunding Bond, GO,
  Callable 08/01/03 @ 102
   5.600%, 08/01/06 ..................    2,000     2,140
   5.700%, 08/01/07 ..................    2,000     2,145
Tazewell County, Industrial Development
  Authority, Courthouse Project, RB,
  Callable 01/01/07 @ 102 MBIA
   5.300%, 01/01/27 ..................    1,000     1,011
University of Virginia, Hospital Authority,
  Ser E, RB, Callable 06/01/99 @ 100
   6.000%, 06/01/13 ..................    1,000     1,017
University of Virginia, Hospital Authority,
  Ser E, RB, Callable 06/01/99 @ 102
   6.750%, 06/01/01 ..................    2,500     2,612
   6.900%, 06/01/04 ..................    2,000     2,092
Upper Occoquan, Sewer Authority,
  Regional Sewer Project, Ser A,
  RB, Callable 07/01/06 @ 102 MBIA
   5.000%, 07/01/25 ..................    4,500     4,404
Virginia Beach, Judicial Center Project,
  Certificate of Participation,
  Prerefunded 09/01/00 @ 102 FGIC
   7.000%, 09/01/01 ..................    1,500     1,626
Virginia Beach, Development Authority,
  Residential & Health Care Facility Project,
  1st Mortgage, Our Lady of Perpetual Hope,
  RB, Callable 07/01/07 @102 (B)
   6.050%, 07/01/20 ..................    1,500     1,539
Virginia Beach, Development Authority,
  Sentara Bayside Hospital Project, RB,
  Callable 11/01/01 @ 102
   6.300%, 11/01/21 ..................    1,750     1,855
Virginia Beach, Highway, Recreation, &
  School Improvements, Ser A, GO,
  Prerefunded 03/01/01 @ 102
   6.400%, 03/01/03 ..................    1,000     1,079


                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Virginia Beach, Public Improvements,
  Ser A, GO, Prerefunded
  10/01/1999 @ 102
   6.900%, 10/01/03 ..................   $1,000 $   1,057
Virginia Beach, Public Improvements,
  Ser C, GO
   6.100%, 08/01/00 ..................    1,000     1,045
Virginia Beach, Refunding Bond, GO
   5.000%, 07/15/03 ..................    1,000     1,040
   5.300%, 07/15/07 ..................    2,000     2,132
   5.450%, 07/15/11 ..................    1,000     1,078
Virginia Beach, Refunding Bond, GO,
  Prerefunded 11/01/04 @ 102 (B)
   5.750%, 11/01/10 ..................    3,500     3,846
Virginia Polytechnic Institute & State
  University, University & College
  Improvements, Ser A, RB,
  Callable 06/01/06 @ 102
   5.350%, 06/01/09 ..................    2,000     2,118
Virginia State, College Building Authority,
  University of Richmond Project, RB,
  Callable 11/01/02 @ 102
   6.250%, 11/01/12 ..................    2,000     2,173
Virginia State, College Building Authority,
  University of Richmond Project, RB,
  Optional Put 11/01/04 @ 100
   5.550%, 11/01/19 ..................    6,500     6,979
Virginia State, Commonwealth Port Authority,
  Port Fund, RB, Prerefunded
  07/01/98 @ 102
   8.200%, 07/01/98 ..................    1,500     1,535
Virginia State, Commonwealth Transportation
  Board, Northern Transit District, RB,
  Callable 05/15/07 @ 101
   5.125%, 05/15/19 ..................    2,250     2,244
Virginia State, Commonwealth Transportation
  Board, Oak Grave Connector Project,
  Ser A, RB, Callable 05/15/07 @ 101
   5.250%, 05/15/22 ..................    2,250     2,270
Virginia State, Education Loan Authority,
  AMT, RB, Prerefunded to Various
  Call Dates @ 100 (B)
   5.550%, 09/01/10 ..................    1,800     1,883
Virginia State, Education Loan Authority,
  Refunding Bond, Student Loan Program,
  AMT, Ser B, RB, Escrowed to Maturity
   4.850%, 09/01/01 ..................      520       531
Virginia State, Education Loan Authority,
  Refunding Bond, Student Loan Program,
  AMT, Ser D, RB, Escrowed to Maturity
   5.600%, 03/01/03 ..................    2,500     2,638
Virginia State, Housing Development
  Authority, Multi Family Housing,
  Ser B, RB, Callable 01/01/00 @ 102
   7.375%, 05/01/05 ..................    1,000     1,043

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (concluded)

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------

VIRGINIA (continued)
Virginia State, Housing Development
  Authority, Commonwealth Mortgage,
  Ser B, SubSer B-3, RB,
  Callable 01/01/06 @ 102
   6.350%, 01/01/15 ..................   $3,000 $   3,236
Virginia State, Housing Development
  Authority, Multi Family Housing,
  Ser C, RB, Callable 01/01/04 @ 102
   5.700%, 05/01/05 ..................    1,000     1,065
Virginia State, Housing Development
  Authority, Single Family Housing,
  Ser C, SubSer C-4, RB,
  Callable 01/01/02 @ 102
   5.550%, 01/01/11 ..................    3,000     3,079
Virginia State, Housing Development
  Authority, Ser C, SubSer C-8, RB,
  Callable 07/01/02 @ 102
   6.000%, 07/01/06 ..................    2,000     2,093
Virginia State, Housing Development
  Authority, Multi Family Mortgage,
  Ser I, RB, Callable 01/01/08 @ 102 (B)
   5.450%, 05/01/18 ..................    2,000     2,030
Virginia State, Public Building Authority,
  Ser A, RB
   6.000%, 08/01/06 ..................    6,000     6,668
Virginia State, Public Building Authority,
  Ser B, RB
   5.600%, 08/01/01 ..................    4,000     4,175
Virginia State, Public School Authority,
  Refunding Bond, RB,
  Callable 01/01/02 @ 102
   6.250%, 01/01/08 ..................    2,000     2,153
Virginia State, Public School Authority,
  School Financing, Ser A, RB
   4.300%, 08/01/05 ..................    1,500     1,502
Virginia State, Public School Authority,
  Refunding Bond, Ser B, RB
   5.000%, 01/01/04 ..................    2,000     2,083
Virginia State, Public School Authority,
  School Improvements, Ser B, RB,
  Callable 01/01/00 @ 102
   5.850%, 01/01/02 ..................    1,500     1,569
Virginia State, Public School Authority,
  School Financing, Ser B, RB,
  Callable 01/01/03 @ 102 (B)
   5.600%, 01/01/05 ..................    1,880     2,014
Virginia State, Refunding Bond, GO
   5.600%, 06/01/02 ..................    4,750     5,017
Virginia State University, University
  & College Improvements, Ser A, RB,
  Callable 05/01/06 @ 102
   5.625%, 05/01/16 ..................    2,500     2,597



                                         Face    Market
                                        Amount    Value
                                         (000)    (000)
                                        ------   ------
Winchester, Public Improvements, GO
   6.050%, 03/01/00 ..................  $   500  $   518
---------------------------------------------------------
                                                  246,077
---------------------------------------------------------
     Total Municipal Bonds
       (Cost $236,939) ...............            246,077
---------------------------------------------------------
CASH EQUIVALENT (1.4%)
Aim Tax Free Institutional Cash Reserve   3,612     3,612
---------------------------------------------------------
     Total Cash Equivalent
       (Cost $3,612) .................              3,612
---------------------------------------------------------
     Total Investments (99.7%)
       (Cost $240,551) ...............            249,689
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.3%) ......       668
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .75 billion shares
  authorized) based on 23,317,624
  outstanding shares ..........................   231,331
Portfolio Shares of Investor Class A
  ($.001 par value -- .25 billion shares
  authorized) based on 862,272
  outstanding shares ..........................     8,864
Undistributed net investment income ...........        45
Accumulated net realized gain on investments ..       979
Net unrealized appreciation on investments ....     9,138
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............  $250,357
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($241,430,240 / 23,317,624
SHARES OUTSTANDING) ...........................    $10.35
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
($8,926,375 / 862,272
SHARES OUTSTANDING) ...........................    $10.35
---------------------------------------------------------
OFFERING PRICE PER SHARE -- INVESTOR CLASS A
($10.35 / 96.5%) ..............................    $10.73
=========================================================
(A) Adjustable Rate Security--The rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1998. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(B) Security backed by letter of credit or credit support.
AMT--Alternative Minimum Tax
AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
MBIA--Municipal Bond Insurance Association
RB--Revenue Bond
Ser--Series

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------
MUNICIPAL BONDS (98.2%)
VIRGINIA (98.2%)
Albemarle County, Industrial Development
  Authority, Martha Jefferson Hospital
  Project, RB, Callable 10/01/03 @ 102
   5.800%, 10/01/09 ..................     $500  $    521
Alexandria, Industrial Development
  Authority, Episcopal High School
  Project, RB, Callable 01/01/06 @ 102
   5.300%, 01/01/11 ..................      500       518
Alexandria, Industrial Development
  Authority, Potomac Electric Project,
  Ser A, RB, Callable 02/15/04 @ 102 MBIA
   5.375%, 02/15/24 ..................      400       405
Alexandria, Redevelopment & Housing
  Authority, Buckingham Village
  Apartments Project, AMT, RB,
  Callable 01/01/06 @ 102
   6.050%, 07/01/16 ..................      250       263
Alexandria, Redevelopment & Housing
  Authority, Essex House Project, Ser A,
  AMT, RB, Callable 01/01/08 @ 102
   5.550%, 07/01/28 ..................    1,000     1,005
Arlington County, Industrial Development
  Authority, Headquarters Facility Project,
  The Nature Conservancy, Ser A,
  RB, Callable 07/01/07 @ 102
   5.250%, 07/01/12 ..................      300       310
Arlington County, Public Improvements,
  GO, Callable 06/01/05 @ 101.50
   5.400%, 06/01/12 ..................      250       262
Brunswick County, Industrial Development
  Authority, Correctional Facility Lease,
  RB, Callable 07/01/06 @ 102 MBIA
   5.500%, 07/01/17 ..................      400       412
Capital Region Airport Community,
  Richmond International Airport Project,
  Ser A, RB, Callable 07/01/05 @
  102 AMBAC
   5.625%, 07/01/15 ..................      500       521
Chesapeake, Refunding Bond, GO
   5.250%, 12/01/06 ..................      500       531
Chesterfield County, Refunding Bond,
  GO, Callable 03/01/03 @ 101.50
   5.250%, 03/01/08 ..................      500       524
Fairfax County, Industrial Development
  Authority, Inova Health System
  Project, RB FSA
   5.250%, 08/15/19 ..................      500       516
Fairfax County, Public Improvements,
  Ser A, GO, Callable 06/01/03 @ 102
   5.000%, 06/01/07 ..................      500       521
Fairfax County, Redevelopment &
  Housing Authority, Mott & Gum
  Springs Community Centers, RB,
  Callable 06/01/06 @ 102
   5.500%, 06/01/12 ..................      425       440


                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
Fairfax County, Redevelopment &
  Housing Authority, Paul Spring Center
  Project, Ser A, RB, Callable
  12/01/06 @ 103 (B)
   5.900%, 06/15/17 ..................     $250  $    266
Fairfax County, Water Authority,
  Refunding Bond, RB, Callable
  04/01/07 @ 102
   6.000%, 04/01/22 ..................      315       341
Fairfax County, Water Authority,
  Refunding Bond, RB, Prerefunded
  04/01/07 @ 102
   6.000%, 04/01/22 ..................      185       210
Frederick-Winchester, Service Authority,
  Regional Sewer System Project, RB,
  Callable 10/01/03 @ 102 AMBAC
   5.750%, 10/01/10 ..................      150       161
Fredericksburg, Industrial Development
  Authority, Hospital Facilities Project,
  Medicorp Health System Obligation, RB,
  Callable 06/15/07 @ 102 AMBAC
   5.300%, 06/15/10 ..................      500       527
   5.250%, 06/15/23 ..................      300       302
Hampton Roads, Sanitation Authority,
  Capital Improvements, RB, Callable
  10/01/03 @ 102
   5.100%, 10/01/08 ..................      335       348
Henrico County, Industrial Development
  Authority, Residential & Healthcare Facility,
  Our Lady of Hope, RB,
  Callable 07/01/03 @102 (B)
   6.100%, 07/01/20 ..................    1,000     1,012
Henrico County, Public Improvements,
  GO, Callable  01/15/03 @ 102
   5.200%, 01/15/07 ..................      250       263
Henry County, Industrial Development
  Authority, Martinsville & Henry Hospital
  Project, RB, Callable 01/01/07 @ 101
   6.000%, 01/01/17 ..................      500       531
James City County, Public Improvements,
  GO, Callable 12/15/05 @ 102 FGIC
   5.250%, 12/15/14 ..................      250       255
King George County, Industrial
  Development Authority, Birchwood
  Power Partners, Ser B, AMT, RB (A) (B)
   4.100%, 06/01/98                         500       500
Leesburg, Public Improvements, GO,
  Callable 06/01/05 @ 102 AMBAC
   5.400%, 06/01/10                         250       264
Leesburg, Utility Systems, RB, Callable
  07/01/07 @ 102 MBIA
   5.000%, 07/01/10                         750       775
Loudoun County, School Improvements,
  Ser A, GO, Callable 06/01/06 @ 102 (B)
   5.600%, 06/01/10                         250       268
Loudoun County, Sanitation Authority,
  Water & Sewer Project, RB,
  Callable 01/01/07 @ 102 FGIC
   5.125%, 01/01/26                         750       747

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND (continued)

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------
VIRGINIA (continued)
Lynchburg, Public Improvements, GO,
  Callable 05/01/06 @ 102
   5.100%, 05/01/11 ..................   $  500 $     515
Manassas, Water Utility Improvements,
  Ser A, GO, Callable 01/01/08 @ 102
   5.000%, 01/01/18 ..................      500       496
Newport News, Redevelopment &
  Housing Authority, Ser A, GNMA Mortgage
   Financing, RB, Callable 08/20/07
   @102 GNMA (B)
   5.850%, 12/20/30 ..................      500       515
Norfolk, Public Improvements, GO,
  Callable 06/01/06 @ 101
   5.250%, 06/01/09 ..................      500       524
Norfolk, Industrial Development Authority,
  Bon Secours Health Care Project, RB,
  Callable 08/15/07 @ 102 MBIA
   5.250%, 08/15/17 ..................      750       756
Northern Virginia Transportation District,
  Virginia Railway Express Project, RB,
  Callable 07/01/00 @ 100 FSA
   6.000%, 07/01/14 ..................      250       260
Portsmouth, Public Improvements, GO,
  Callable 08/01/06 @ 101 FGIC
   5.250%, 08/01/21 ..................      500       505
Richmond, Metropolitan Expressway
  Authority, Highway Improvement
  Project, Ser A, RB, Prerefunded
  07/15/02 @ 100 FGIC
   5.750%, 07/15/22 ..................      250       265
Richmond, Public Utility Authority,
  Utility Improvements, Ser A, RB
   4.300%, 01/15/05 ..................    1,000       993
Richmond, Redevelopment & Housing
  Authority, Richmeade Project,
  AMT, RB (A)
   4.625%, 06/25/98 ..................      500       500
Richmond, Redevelopment & Housing
  Authority, Belmont Apartments
  Project, AMT, RB (A) (B)
   3.600%, 06/03/98 ..................      500       500
Roanoke, Public Improvements, GO,
  Callable 08/01/04 @ 102
   5.150%, 08/01/12 ..................      250       256
Spotsylvania County, Refunding Bond,
  GO, FSA
   5.000%, 07/15/14 ..................    1,000     1,004
Spotsylvania County, Water &
  Sewer System, RB, Callable
  06/01/07 @ 102 MBIA
   5.250%, 06/01/12 ..................      500       514
   5.250%, 06/01/22 ..................      250       253
Stafford County, Water & Sewer System,
  RB, Callable 06/01/03 @ 102 FGIC
   5.250%, 06/01/12 ..................      250       255


                                         Face    Market
                                        Amount    Value
                                         (000)    (000)
                                        ------   ------
Upper Occoquan, Sewer Authority,
  Regional Sewer Project, Ser A, RB,
  Callable 07/01/06 @ 102 MBIA
   5.000%, 07/01/25 ..................   $  500 $     489
Virginia Beach, Industrial Development
  Authority, Residential & Healthcare
  Facility, Our Lady of Perpetual Hope,
  RB, Callable 07/01/07 @ 102
   6.150%, 07/01/27 ..................      250       257
Virginia Beach, Refunding & Public
  Improvement Bond, GO
   4.200%, 08/01/04 ..................    1,000     1,001
Virginia Beach, Refunding Bond, GO
   5.450%, 07/15/11 ..................      200       216
Virginia Polytechnic Institute & State
  University, University Service Systems,
  RB, Callable 06/01/06 @ 102
   5.500%, 06/01/16 ..................      200       206
Virginia State, Biotechnology Research
  Park Authority, Biotech Two Project,
  RB, Callable 09/01/06 @ 101
   5.250%, 09/01/18 ..................      500       513
Virginia State, Housing Development
  Authority, Commonwealth Mortgage
  Project, Ser A, SubSer A-4,  AMT, RB,
  Callable 01/01/06 @ 102 MBIA
   6.350%, 07/01/18 ..................      150       161
Virginia State, Housing Development
  Authority, Commonwealth Mortgage
  Project, Ser A, SubSer A-4, RB,
  Callable 01/01/03 @ 102
   6.400%, 07/01/17 ..................      985     1,045
Virginia State, Public Building Authority,
  Public Improvements, RB,
  Callable 08/01/05 @ 101
   5.200%, 08/01/16 ..................      300       304
Virginia State, Public School Authority,
  School Financing, Ser A, RB
   4.300%, 08/01/05 ..................      500       501
Virginia State, Public School Authority,
  School Financing, Ser A, RB,
  Callable 08/01/07 @ 102 (B)
   5.375%, 08/01/18 ..................      500       513
Virginia State University, University &
  College Improvements, Ser A, RB,
  Callable 05/01/06 @ 102
   5.625%, 05/01/16 ..................    1,000     1,039
West Point, Industrial Development
  Authority, Chesapeake Corporation
  Project, Ser B, RB,
  Callable  03/01/04 @ 102
   6.250%, 03/01/19 ..................      165       177
---------------------------------------------------------
                                                   28,052
---------------------------------------------------------
     Total Municipal Bonds
       (Cost $27,194) ................             28,052
---------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND (concluded)

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------

CASH EQUIVALENT (4.5%)
Aim Tax Free Institutional
  Cash Reserve .......................   $1,293  $  1,293
---------------------------------------------------------
     Total Cash Equivalent
       (Cost $1,293) .................              1,293
---------------------------------------------------------
     Total Investments (102.7%)
       (Cost $28,487) ................             29,345
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-2.7%) .....      (781)
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .75 billion shares
  authorized) based on 2,468,725
  outstanding shares ..........................    25,241
Portfolio Shares of Investor Class B
  ($.001 par value -- .125 billion shares
  authorized) based on 238,858
  outstanding shares ..........................     2,466
Overdistributed net investment income .........        (1)
Net unrealized appreciation on investments ....       858
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............   $28,564
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($26,034,830 / 2,468,725
SHARES OUTSTANDING) ...........................    $10.55
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B
($2,528,915 / 238,858
SHARES OUTSTANDING) ...........................    $10.59
=========================================================
(A) Adjustable Rate Security. The rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1998. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(B) Security backed by letter of credit or credit support.
AMT--Alternative Minimum Tax
AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
FSA--Financial Securities Assurance
GO--General Obligation
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Insurance Association
RB--Revenue Bond
Ser--Series

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------
MUNICIPAL BONDS (94.7%)
MARYLAND (91.9%)
Annapolis, Public Improvements,
  Refunding Bond, GO,
  Callable 11/01/08 @ 101
   4.800%, 11/01/13 ..................     $500   $   496
Anne Arundel County, Water Utility
  Improvements, Refunding Bond,
  GO, Callable 02/01/08 @ 101
   5.125%, 02/01/24 ..................      750       753
Baltimore County, Construction &
  Public Improvements, GO,
  Callable 06/01/06 @ 101
   5.500%, 06/01/16 ..................      250       261
Baltimore County, Revenue Authority,
  RB, Prerefunded 07/01/99 @ 102
   7.200%, 07/01/19 ..................      200       211
Baltimore County, Pension Funding,
  GO, Callable 08/01/08 @ 101
   5.125%, 08/01/15 ..................      500       509
Baltimore, Emergency Telecommunication
  Facilities, Certificate of Participation,
  Ser A, Callable 10/01/07 @ 102 AMBAC
   5.000%, 10/01/17 ..................      400       397
Baltimore, Parking Authority, City
  Parking System Facilities, RB FGIC
   4.350%, 07/01/02 ..................      200       201
Baltimore, Pollution Control, General
  Motors Corporate Project, RB
   5.350%, 04/01/08 ..................      250       264
Calvert County, Economic Development
  Authority, Asbury-Solomons Project,
  RB, Callable 01/01/08 @ 102 MBIA
   5.000%, 01/01/17 ..................      250       248
   5.000%, 01/01/27 ..................      250       248
Calvert County, Pollution Control,
  Baltimore Gas & Electric Company
  Project, RB, Callable 07/15/04 @ 102
   5.550%, 07/15/14 ..................      250       260
Carroll County, Public Improvements,
  GO, Callable 12/01/06 @ 101
   5.125%, 12/01/14 ..................      500       513
Harford County, Public Improvements,
  GO, Callable 12/01/07 @ 102
   4.900%, 12/01/11 ..................      500       508
Howard County, Metropolitan District,
  Public Improvements, Ser A, GO,
  Prerefunded 02/15/05 @ 101
   5.650%, 02/15/16 ..................      100       109
Howard County, Public Improvements,
  Ser A, GO
   4.750%, 02/15/13 ..................      250       248
Maryland State, Public Improvements,
  First Ser, GO, Callable 02/15/06 @ 101.50
   4.700%, 02/15/10 ..................      300       303


                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------
Maryland State, Public Improvements,
  Third Ser, GO
   5.500%, 10/15/04 ..................     $500   $   538
Maryland State, Department of
  Housing & Community Development,
  Ser B, AMT, RB, Callable
  03/01/07 @ 101.50 (B)
   5.875%, 09/01/25 ..................      500       516
Maryland State, Department of
  Housing & Community Development,
  Single Family Housing, First Ser, RB,
  Callable 04/01/07 @ 101.50 (B)
   5.600%, 04/01/18 ..................      430       443
Maryland State, Department of Housing &
  Community Development, Multi Family
  Housing, Ser B, RB, Callable
  05/15/05 @ 102 (B)
   5.650%, 05/15/15 ..................      115       119
Maryland State, Health & Higher
  Educational Facilities Authority,
  Broadmead Project, RB,
  Callable 07/01/07 @ 102 (A)
   5.500%, 07/01/17 ..................      300       302
Maryland State, Health & Higher
  Educational Facilities Authority, Good
  Samaritan Hospital Project, RB,
  Callable 07/01/03 @ 102 AMBAC
   5.750%, 07/01/19 ..................      100       104
Maryland State, Health & Higher
  Educational Facilities Authority,
  Helix Health Issue, RB, Callable
  07/01/08 @ 101 AMBAC
   5.000%, 07/01/27 ..................      380       371
Maryland State, Health & Higher
  Educational Facilities Authority,
  Johns Hopkins Health System Project,
  RB, Callable 07/01/07 @ 102 AMBAC
   5.250%, 07/01/17 ..................      350       356
Maryland State, Health & Higher
  Educational Facilities Authority,
  Loyola College Project, Ser A, RB,
  Callable 10/01/06 @ 102 MBIA
   5.500%, 10/01/16 ..................      250       260
Maryland State, Health & Higher
  Educational Facilities Authority,
  North Arundel Hospital Project,
  Ser A, RB (A) (B)
   3.900%, 06/04/98 ..................      700       700
Maryland State, Health & Higher
  Educational Facilities Authority,
  Pickersgill Project, Ser A, RB,
  Callable 01/01/07 @ 102
   6.000%, 01/01/15 ..................      350       372
Maryland State, Health & Higher
  Educational Facilities Authority, Pooled
  Loan Project, Ser D, RB (A) (B)
   3.850%, 06/04/98 ..................      500       500

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND (continued)

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------
MARYLAND (continued)
Maryland State, Health & Higher
  Educational Facilities Authority,
  University of Maryland Medical
  Systems Project, Ser A, RB,
  Prerefunded 07/01/01 @ 100 FGIC
   6.500%, 07/01/21 ..................     $200   $   214
Maryland State, Industrial Development
  Authority, Holy Cross Health System,
  RB, Callable 12/01/03 @ 102
   5.500%, 12/01/15 ..................      100       103
Maryland State, Stadium Authority,
  Sports Facility Project, RB,
  Callable 03/01/06 @ 101 AMBAC
   5.800%, 03/01/26 ..................      250       262
Maryland State, Transportation Authority,
  Transportation Facilities Project, RB,
  Escrowed to Maturity
   6.800%, 07/01/16 ..................      120       142
Montgomery County, Housing
  Opportunity, RB (A)
   3.900%, 06/04/98 ..................    1,000     1,000
Montgomery County, Housing
  Opportunity, Ser A, RB,
  Callable 07/01/05 @ 102
   6.000%, 07/01/20 ..................      100       106
Montgomery County, Pollution Control,
  Potomac Electric Power Company
  Project, RB, Callable 02/15/04 @ 102
   5.375%, 02/15/24 ..................      100       102
Montgomery County, Refunding Bond,
  Ser A, GO
   5.800%, 07/01/07 ..................      500       553
Montgomery County, Revenue Authority,
  Human Services Headquarters
  Project, RB
   5.400%, 08/01/06 ..................      200       215
Northeast Maryland, Waste Disposal
  Authority, Montgomery County
  Resource Recovery Project,
  Ogden Martin Systems, RB,
  Callable 07/01/03 @ 102
   6.200%, 07/01/10 ..................      275       297
Prince Georges County, Public
  Improvements, Ser A, GO, Callable
  03/01/02 @ 102 MBIA
   5.625%, 09/01/04 ..................      250       266
Prince Georges County, Dimensions
  Health Project, RB,
  Callable 07/01/04 @ 102
   5.375%, 07/01/14 ..................      250       252
   5.300%, 07/01/24 ..................      250       249
Queen Annes County, School
  Improvements, GO, FGIC
   5.125%, 11/15/06 ..................      350       369



                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------
Saint Mary's County, Public Facilities,
  GO, Callable 11/01/03 @ 102 AMBAC
   5.500%, 11/01/07 ..................     $150  $    160
Saint Mary's County, Public
  Improvements, GO, MBIA
   4.500%, 09/01/00 ..................      500       507
University of Maryland, University &
  College Improvements, Ser A, RB
   5.000%, 04/01/05 ..................      400       415
University of Maryland, University &
  College Improvements, Ser A, RB,
  Callable 04/01/05 @ 102
   5.400%, 04/01/09 ..................      100       106
University of Maryland, University &
  College Improvements, Ser A, RB,
  Callable 04/01/06 @ 101
   5.500%, 04/01/08 ..................      100       107
University of Maryland, University &
  College Improvements, Ser C, RB
   4.350%, 10/01/03 ..................      250       252
Washington County, Public
  Improvements, GO,
  Callable 01/01/03 @ 102 FGIC
   5.250%, 01/01/07 ..................      100       105
Washington County, Suburban Sanitation
  District, GO, Callable 06/01/06 @ 100
   5.600%, 06/01/19 ..................      250       259
---------------------------------------------------------
                                                   16,151
---------------------------------------------------------
PUERTO RICO (1.7%)
Commonwealth Highway &
  Transportation Authority, Ser Y, RB,
  Callable 07/01/06 @ 101.50
   5.500%, 07/01/26 ..................      300       307
---------------------------------------------------------
TEXAS (1.1%)
Grapevine, Industrial Development
  Authority, American Airlines Project,
  Ser A2, RB (A) (B)
   3.150%, 06/01/98 ..................      200       200
---------------------------------------------------------
     Total Municipal Bonds
       (Cost $16,256) ................             16,658
---------------------------------------------------------
CASH EQUIVALENTS (7.4%)
Aim Tax Free Institutional Cash Reserve     817       817
Federated Maryland Municipal Cash Trust     475       475
---------------------------------------------------------
     Total Cash Equivalents
       (Cost $1,292) .................              1,292
---------------------------------------------------------
     Total Investments (102.1%)
       (Cost $17,548) ................             17,950
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-2.1%) .....      (368)
---------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND (concluded)

                                                  Market
                                                   Value
                                                   (000)
                                                  ------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .9 billion shares
  authorized) based on 1,587,944
  outstanding shares ..........................   $15,601
Portfolio Shares of Investor Class B
  ($.001 par value -- .05 billion shares
  authorized) based on 158,783
  outstanding shares ..........................     1,579
Net unrealized appreciation on investments ....       402
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............   $17,582
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($15,981,569 / 1,587,944
SHARES OUTSTANDING) ...........................    $10.06
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B
($1,600,373 / 158,783 SHARES OUTSTANDING) .....    $10.08
=========================================================
(A) Adjustable Rate Security. The rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1998. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(B) Security backed by letter of credit or credit support.
AMT--Alternative Minimum Tax
AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
MBIA--Municipal Bond Insurance Association
RB--Revenue Bond
Ser--Series


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
VALUE FUND

                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
COMMON STOCKS (95.3%)
AIRCRAFT (0.3%)
Coltec Industries* ...................  100,000 $   2,231
---------------------------------------------------------
BANKS (4.4%)
BankAmerica ..........................   75,000     6,202
H.F. Ahmanson ........................  125,000     9,531
NationsBank ..........................  175,000    13,256
---------------------------------------------------------
                                                   28,989
---------------------------------------------------------
CHEMICALS (2.4%)
Great Lakes Chemical .................  350,000    14,000
Octel ................................   87,500     1,909
---------------------------------------------------------
                                                   15,909
---------------------------------------------------------
COMPUTERS, SOFTWARE & SERVICES (11.2%)
BMC Software* ........................  160,000     7,360
Cisco Systems* .......................  175,000    13,212
Hewlett Packard ......................  165,000    10,251
IBM ..................................  100,000    11,737
Intel ................................  150,000    10,706
Microsoft* ...........................  130,000    11,026
Quantum* .............................  450,000     9,844
---------------------------------------------------------
                                                   74,136
---------------------------------------------------------
DIVERSIFIED (1.0%)
Loews ................................   75,000     6,806
---------------------------------------------------------
ELECTRIC UTILITY (0.4%)
Calenergy* ...........................   80,000     2,420
---------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (5.7%)
General Electric .....................  125,000    10,422
Philips Electronics, ADR .............  150,000    14,269
Textron ..............................  175,000    12,983
---------------------------------------------------------
                                                   37,674
---------------------------------------------------------
FINANCIAL SERVICES (3.3%)
Fannie Mae ...........................  175,000    10,478
Morgan Stanley, Dean Witter,
 Discover ............................ 150,000     11,709
---------------------------------------------------------
                                                   22,187
---------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (10.1%)
Coca Cola ............................  120,000     9,405
Kellogg ..............................  325,000    13,427
PepsiCo ..............................  350,000    14,284
Philip Morris ........................  375,000    14,016
Quaker Oats ..........................  275,000    15,864
---------------------------------------------------------
                                                   66,996
---------------------------------------------------------
GAS/NATURAL GAS (1.9%)
Columbia Gas Systems .................  150,000    12,656
---------------------------------------------------------
HEALTHCARE SERVICES (1.8%)
Aetna ................................  150,000    11,728
---------------------------------------------------------



                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
INSURANCE (5.7%)
American International Group .........  100,000  $ 12,381
Cigna ................................  180,000    12,330
General RE ...........................   60,000    13,192
---------------------------------------------------------
                                                   37,903
---------------------------------------------------------
MACHINERY (3.9%)
Case .................................  100,000     5,788
Illinois Tool Works ..................  150,000     9,900
Ingersoll-Rand .......................  225,000    10,139
---------------------------------------------------------
                                                   25,827
---------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (10.9%)
Amgen* ...............................  250,000    15,109
Johnson & Johnson ....................  135,000     9,323
Merck ................................   65,000     7,609
Schering Plough ......................  155,000    12,972
Tenet Healthcare* ....................  300,000    10,500
United States Surgical ...............  425,000    16,894
---------------------------------------------------------
                                                   72,407
---------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES (1.3%)
Reynolds & Reynolds, Cl A ............  400,000     8,375
---------------------------------------------------------
PAPER & PAPER PRODUCTS (2.0%)
Fort James ...........................  275,000    13,148
---------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (9.5%)
Exxon ................................  200,000    14,100
Helmerich & Payne ....................  400,000    10,100
Mobil ................................  100,000     7,800
Schlumberger .........................  105,000     8,197
Unocal ...............................  300,000    10,688
USX-Marathon Group ...................  350,000    12,250
---------------------------------------------------------
                                                   63,135
---------------------------------------------------------
PROFESSIONAL SERVICES (1.7%)
Accustaff* ...........................  350,000    11,528
---------------------------------------------------------
RAILROADS (2.0%)
Canadian Pacific Limited .............  450,000    13,078
---------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (1.9%)
Hospitality Properties Trust .........  400,000    12,500
---------------------------------------------------------
RECREATIONAL PRODUCTS & SERVICES (1.3%)
Walt Disney ..........................   75,000     8,484
---------------------------------------------------------
RESTAURANTS (2.3%)
Wendy's International ................  625,000    15,430
---------------------------------------------------------
RETAIL (4.8%)
Federated Department Stores* .........  250,000    12,953
J.C. Penney ..........................  100,000     7,181
Lowes ................................  143,000    11,324
---------------------------------------------------------
                                                   31,458
---------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
VALUE FUND (concluded)

                                        Shares/
                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
TELEPHONES & TELECOMMUNICATION (1.9%)
AT&T .................................  205,000  $ 12,479
---------------------------------------------------------
UTILITIES, ELECTRIC, & GAS (3.6%)
Southern .............................  425,000    11,289
Texas Utilities ......................  325,000    12,838
---------------------------------------------------------
                                                   24,127
---------------------------------------------------------
     Total Common Stocks
       (Cost $503,535) ...............            631,611
---------------------------------------------------------
CASH EQUIVALENT (4.6%)
Aim Liquid Assets Portfolio ..........  $30,200    30,200
---------------------------------------------------------
     Total Cash Equivalent
       (Cost $30,200) ................             30,200
---------------------------------------------------------
REPURCHASE AGREEMENT (0.2%)
J.P. Morgan
  5.57%, dated 05/29/98, matures
  06/01/98, repurchase price
  $1,436,213 (collateralized by
  GNMA obligation:  total market
  value: $1,464,258) .................    1,436     1,436
---------------------------------------------------------
     Total Repurchase Agreement
       (Cost $1,436) .................              1,436
---------------------------------------------------------
     Total Investments (100.1%)
       (Cost $535,171) ...............            663,247
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.1%) .....      (730)
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 1.0 billion shares
  authorized) based on 40,380,846
  outstanding shares ..........................   436,222
Portfolio Shares of Investor Class A
  ($.001 par value -- .25 billion shares
  authorized) based on 2,383,823
  outstanding shares ..........................    30,233
Portfolio Shares of Investor Class B
  ($.001 par value -- .25 billion shares
  authorized) based on 1,483,092
  outstanding shares ..........................    20,874
Overdistributed net investment income .........       (51)
Accumulated net realized gain on investments ..    47,163
Net unrealized appreciation on investments ....   128,076
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............  $662,517
---------------------------------------------------------



                                                  Market
                                                   Value
                                                  ------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($604,319,361 / 40,380,846
SHARES OUTSTANDING) ...........................    $14.97
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
($35,929,452 / 2,383,823
SHARES OUTSTANDING) ...........................    $15.07
---------------------------------------------------------
OFFERING PRICE PER SHARE -- INVESTOR CLASS A
($15.07 / 95.5%) ..............................    $15.78
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B
($22,268,192 / 1,483,092
SHARES OUTSTANDING) ...........................    $15.01
=========================================================
* Non-income producing security.
ADR--American Depository Receipt
Cl--Class
GNMA--Government National Mortgage Association



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

                                                  Market
                                                   Value
                                         Shares    (000)
                                         ------   ------
COMMON STOCKS (97.0%)
BANKS (3.5%)
Fifth Third Bancorp ..................   37,500 $   1,847
State Street .........................   40,000     2,757
---------------------------------------------------------
                                                    4,604
---------------------------------------------------------
CHEMICALS (1.7%)
Praxair ..............................   45,000     2,219
---------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.5%)
Ciena* ...............................   13,300       688
---------------------------------------------------------
COMPUTERS, SOFTWARE & SERVICES (16.0%)
BMC Software* ........................   70,000     3,220
Cisco Systems* .......................   45,000     3,397
Computer Associates International ....   50,000     2,625
Hewlett Packard ......................   35,000     2,174
Intel ................................   33,000     2,355
Microsoft* ...........................   35,000     2,968
Network Associates* ..................   45,000     2,756
Storage Technology* ..................   20,000     1,677
---------------------------------------------------------
                                                   21,172
---------------------------------------------------------
COSMETICS, SOAPS & TOILETRIES (0.6%)
Procter & Gamble .....................   10,000       839
---------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (1.7%)
General Electric .....................   15,000     1,251
SCI Systems* .........................   31,000     1,058
---------------------------------------------------------
                                                    2,309
---------------------------------------------------------
FINANCIAL SERVICES (7.3%)
A.G. Edwards .........................   60,000     2,426
Fiserv* ..............................   40,000     2,352
Fannie Mae ...........................   40,000     2,395
T. Rowe Price and Associates .........   70,000     2,476
---------------------------------------------------------
                                                    9,649
---------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (6.2%)
Coca Cola ............................   18,000     1,411
Hershey Foods ........................   15,000     1,039
Kellogg ..............................   21,000       868
PepsiCo ..............................   24,000       979
Philip Morris ........................   43,000     1,607
Quaker Oats ..........................   16,000       923
Sara Lee .............................   24,000     1,413
---------------------------------------------------------
                                                    8,240
---------------------------------------------------------
INSURANCE (6.1%)
American International Group .........   26,000     3,219
Jefferson-Pilot ......................   37,500     2,147
Travelers ............................   43,000     2,623
---------------------------------------------------------
                                                    7,989
---------------------------------------------------------


                                                  Market
                                                   Value
                                         Shares    (000)
                                         ------   ------
MACHINERY (4.0%)
Dover ................................   60,000 $   2,250
Illinois Tool Works ..................   45,000     2,970
---------------------------------------------------------
                                                    5,220
---------------------------------------------------------
MANUFACTURING (4.1%)
Mattel ...............................   70,000     2,651
Tyco International Limited ...........   50,000     2,769
---------------------------------------------------------
                                                    5,420
---------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (13.2%)
Abbott Laboratories ..................   35,000     2,597
Amgen* ...............................   50,000     3,022
Healthsouth Rehabilitation* ..........   40,000     1,135
Johnson & Johnson ....................   40,000     2,763
Merck ................................   20,000     2,341
Schering Plough ......................   35,000     2,929
Watson Pharmaceuticals* ..............   60,000     2,625
---------------------------------------------------------
                                                   17,412
---------------------------------------------------------
PAPER & PAPER PRODUCTS (1.0%)
Fort James ...........................   27,500     1,315
---------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (4.5%)
Oryx Energy* .........................   35,000       816
Schlumberger .........................   25,000     1,952
Tidewater ............................   30,000     1,140
Transocean Offshore ..................   24,000     1,184
Vintage Petroleum ....................   50,000       906
---------------------------------------------------------
                                                    5,998
---------------------------------------------------------
PRINTING & PUBLISHING (2.8%)
Gannett ..............................   32,000     2,110
Meredith .............................   40,000     1,590
---------------------------------------------------------
                                                    3,700
---------------------------------------------------------
PROFESSIONAL SERVICES (3.4%)
Accustaff* ...........................   60,000     1,976
Service Corporation International ....   60,000     2,453
---------------------------------------------------------
                                                    4,429
---------------------------------------------------------
RECREATIONAL PRODUCTS & SERVICES (1.0%)
Walt Disney ..........................   12,000     1,358
---------------------------------------------------------
RESTAURANTS (1.3%)
Wendy's International ................   70,000     1,728
---------------------------------------------------------
RETAIL (11.1%)
Home Depot ...........................   39,000     3,064
Lowes ................................   40,000     3,168
Office Depot* ........................   90,000     2,655
Pier 1 Imports .......................   85,000     2,045
TJX ..................................   32,000     1,496
Walgreen .............................   65,000     2,287
---------------------------------------------------------
                                                   14,715
---------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (concluded)

                                        Shares/
                                         Face      Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
STEEL & STEEL WORKS (1.6%)
Nucor ................................   40,000 $   2,060
---------------------------------------------------------
TELEPHONES & TELECOMMUNICATION (3.5%)
MCI Communications ...................   30,000     1,603
Worldcom* ............................   65,000     2,958
---------------------------------------------------------
                                                    4,561
---------------------------------------------------------
WHOLESALE (1.9%)
Richfood Holdings ....................  100,000     2,444
---------------------------------------------------------
     Total Common Stocks
       (Cost $96,178) ................            128,069
---------------------------------------------------------
CASH EQUIVALENT (3.0%)
Aim Liquid Assets Portfolio ..........   $3,963     3,963
---------------------------------------------------------
     Total Cash Equivalent
       (Cost $3,963) .................              3,963
---------------------------------------------------------
     Total Investments (100.0%)
       (Cost $100,141) ...............            132,032
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.0%) ......        38
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .75 billion shares
  authorized) based on 7,094,530
  outstanding shares ..........................    90,823
Portfolio Shares of Investor Class A
  ($.001 par value -- .25 billion shares
  authorized) based on 590,128
  outstanding shares ..........................     7,214
Portfolio Shares of Investor Class B
  ($.001 par value -- .25 billion shares
  authorized) based on 151,135
  outstanding shares ..........................     2,434
Overdistributed net investment income .........      (111)
Accumulated net realized loss on investments ..      (181)
Net unrealized appreciation on investments ....    31,891
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............  $132,070
---------------------------------------------------------



                                                  Market
                                                   Value
                                                  ------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($119,716,560 / 7,094,530
SHARES OUTSTANDING) ...........................    $16.87
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
($9,847,282 / 590,128
SHARES OUTSTANDING) ...........................    $16.69
---------------------------------------------------------
OFFERING PRICE PER SHARE -- INVESTOR CLASS A
($16.69 / 95.5%) ..............................    $17.48
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B
($2,506,257 / 151,135
SHARES OUTSTANDING) ...........................    $16.58
=========================================================
* Non-income producing security.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
SPECIAL EQUITY FUND

                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
COMMON STOCKS (97.3%)
AEROSPACE & DEFENSE (0.8%)
Avondale Industries* .................   38,000 $   1,069
---------------------------------------------------------
AIR TRANSPORTATION (1.2%)
America West Holdings, Cl B* .........   33,000       934
KLM Royal Dutch Air ..................   18,500       720
---------------------------------------------------------
                                                    1,654
---------------------------------------------------------
AIRCRAFT (1.1%)
Coltec Industries* ...................   65,000     1,450
---------------------------------------------------------
APPAREL/TEXTILES (0.7%)
Galey & Lord* ........................   40,000       990
---------------------------------------------------------
AUTOMOTIVE (3.1%)
Arvin Industries .....................   37,500     1,390
Sonic Automotive* ....................   88,200     1,577
Superior Industries International ....   40,000     1,165
---------------------------------------------------------
                                                    4,132
---------------------------------------------------------
BANKS (3.2%)
Golden State Bancorp* ................   62,000     2,375
Regions Financial ....................   25,000     1,025
SouthTrust ...........................   20,250       820
---------------------------------------------------------
                                                    4,220
---------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.9%)
Capstar Broadcasting Partners* .......    7,000       133
DSP Group* ...........................   50,000       969
Young & Rubicam* .....................    5,000       140
---------------------------------------------------------
                                                    1,242
---------------------------------------------------------
BUILDING & CONSTRUCTION SUPPLIES (3.0%)
Centex Construction Products .........   30,000     1,147
Lone Star Industries .................   22,000     1,654
Southdown ............................   18,300     1,201
---------------------------------------------------------
                                                    4,002
---------------------------------------------------------
CHEMICALS (0.9%)
Solutia ..............................   45,000     1,235
---------------------------------------------------------
COMMUNICATIONS EQUIPMENT (5.8%)
Comverse Technology* .................  100,150     5,001
Corsair Communications* ..............   50,000       728
Davox* ...............................   86,900     1,597
P-Com* ...............................   22,300       334
---------------------------------------------------------
                                                    7,660
---------------------------------------------------------
COMPUTERS, SOFTWARE & SERVICES (9.4%)
3DO* .................................  401,900     1,507
Acclaim Entertainment* ...............  150,000       956
Avid Technology* .....................   44,200     1,790
Electronic Arts* .....................   15,000       649


                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
HMT Technology* ......................  145,000 $   1,686
Manhattan Associates* ................    1,000        20
Memco Software Limited* ..............   36,700       817
Novell* ..............................  100,000     1,050
Smart Modular* .......................   60,000       817
Splash Technologies Holdings* ........  140,000     2,371
Tech Data* ...........................   19,500       790
---------------------------------------------------------
                                                   12,453
---------------------------------------------------------
CONSUMER PRODUCTS (0.6%)
Stride Rite ..........................   55,400       738
---------------------------------------------------------
ELECTRICAL SERVICES (1.4%)
El Paso Electric* ....................  136,700     1,299
Public Service of New Mexico .........   25,000       542
---------------------------------------------------------
                                                    1,841
---------------------------------------------------------
ELECTRICAL TECHNOLOGY (0.6%)
Anixter International* ...............   42,700       859
---------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (3.4%)
AFC Cable Systems* ...................   35,000     1,168
SCI Systems* .........................  100,000     3,412
---------------------------------------------------------
                                                    4,580
---------------------------------------------------------
EMPLOYMENT SERVICES (0.7%)
Metamor Worldwide* ...................   29,500       885
---------------------------------------------------------
ENERGY SERVICES (0.4%)
AES* .................................   11,000       523
---------------------------------------------------------
FINANCIAL SERVICES (3.5%)
Chapman Holdings* ....................   25,000       256
Federated Investors* .................   10,000       179
Firstplus Financial Group* ...........   35,000     1,396
Freedom Securities* ..................   40,000       690
Friedman Billing Ramsey Group, Cl A ..   73,500     1,153
T&W Financial* .......................   40,000       930
Unicapital* ..........................    1,200        21
---------------------------------------------------------
                                                    4,625
---------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (1.9%)
Suiza Foods* .........................   30,000     1,753
Universal ............................   20,000       751
---------------------------------------------------------
                                                    2,504
---------------------------------------------------------
GAS/NATURAL GAS (0.4%)
Public Service of North Carolina .....   28,300       601
---------------------------------------------------------
HOTELS & LODGING (1.9%)
CapStar Hotel* .......................   35,000     1,024
Prime Hospitality* ...................   85,500     1,534
---------------------------------------------------------
                                                    2,558
---------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
SPECIAL EQUITY FUND (continued)

                                                  Market
                                                   Value
                                         Shares    (000)
                                         ------   ------
INSURANCE (9.9%)
American Heritage Life Investment ....   50,000 $   1,050
Amerin* ..............................   30,000       900
Amerus Life Holdings, Cl A ...........   42,500     1,360
CMAC Investment ......................   43,000     2,601
ESG RE Limited* ......................   50,000     1,019
Fremont General ......................   52,000     2,974
Life Re ..............................    8,600       633
Old Republic International ...........   52,500     1,496
Protective Life ......................   30,000     1,080
---------------------------------------------------------
                                                   13,113
---------------------------------------------------------
LEASING & RENTING (1.4%)
Renters Choice* ......................   69,500     1,859
---------------------------------------------------------
MACHINERY (2.2%)
Agco .................................   42,500     1,068
Hawk* ................................   20,000       365
Trinity Industries ...................   30,000     1,433
---------------------------------------------------------
                                                    2,866
---------------------------------------------------------
MARINE TRANSPORTATION (0.4%)
Teekay Shipping ......................   20,000       520
---------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (7.2%)
Beverly Enterprises* .................   54,000       773
Healthplan Services ..................   22,500       499
Mariner Health Group* ................   32,000       476
Maxxim Medical* ......................   67,800     1,585
Pharmerica* ..........................   37,748       458
United Wisconsin Services ............   65,400     2,027
Watson Pharmaceuticals* ..............   60,000     2,625
Wellpoint Health Networks* ...........   18,000     1,170
---------------------------------------------------------
                                                    9,613
---------------------------------------------------------
METALS & MINING (1.2%)
Titanium Metals* .....................   65,000     1,580
---------------------------------------------------------
OIL MACHINERY & EQUIPMENT (1.9%)
Evi Weatherford* .....................   28,500     1,441
National-Oilwell* ....................   30,000     1,048
---------------------------------------------------------
                                                    2,489
---------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (5.2%)
Cooper Cameron* ......................    7,000       417
HS Resources* ........................   47,900       692
Key Energy Group* ....................   52,000       855
R & B Falcon* ........................   50,000     1,434
Santa Fe Energy Resources* ...........  100,000       994
Transocean Offshore ..................   37,000     1,825
Vintage Petroleum ....................   37,900       687
---------------------------------------------------------
                                                    6,904
---------------------------------------------------------


                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
REAL ESTATE (1.4%)
Indymac Mortgage Holdings ............   50,000 $   1,184
Tanger Outlet Center .................   20,000       621
---------------------------------------------------------
                                                    1,805
---------------------------------------------------------
RESTAURANTS (1.6%)
Darden Restaurants ...................  135,000     2,084
---------------------------------------------------------
RETAIL (11.0%)
Buckle* ..............................   30,000     1,530
Heilig-Meyers ........................  100,000     1,200
Men's Wearhouse* .....................   15,000       634
Pacific Sunwear of California* .......   22,000       983
Pier 1 Imports .......................   50,000     1,203
Proffitts* ...........................   55,000     2,159
Ross Stores ..........................   47,000     2,074
Russ Berrie ..........................   57,000     1,439
Stein Mart* ..........................   40,000       630
Zale* ................................   91,000     2,815
---------------------------------------------------------
                                                   14,667
---------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (0.6%)
American Xtal Technology* ............   33,800       374
Speedfam International* ..............   22,500       437
---------------------------------------------------------
                                                      811
---------------------------------------------------------
SPECIALTY CONSTRUCTION (1.7%)
Horizon Offshore* ....................   40,000       585
J. Ray McDermott S.A.* ...............   41,500     1,676
---------------------------------------------------------
                                                    2,261
---------------------------------------------------------
TELEPHONES & TELECOMMUNICATION (3.3%)
Advanced Fibre Communication* ........   42,000     1,554
Excel Communications* ................   60,000     1,320
Hyperion Telecommunications, Cl A* ...   20,000       306
Smartalk Teleservices* ...............   40,000       733
US Lec* ..............................   20,000       460
---------------------------------------------------------
                                                    4,373
---------------------------------------------------------
TRUCKING (2.4%)
Budget Group, Cl A* ..................   46,000     1,357
Roadway Express ......................   27,700       518
US Freightways .......................   41,300     1,296
---------------------------------------------------------
                                                    3,171
---------------------------------------------------------
WHOLESALE (1.0%)
Richfood Holdings ....................   52,000     1,271
---------------------------------------------------------
     Total Common Stocks
       (Cost $113,336) ...............            129,208
---------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
SPECIAL EQUITY FUND (concluded)

                                          Face    Market
                                         Amount    Value
                                          (000)    (000)
                                         ------   ------
CASH EQUIVALENT (2.7%)
Aim Liquid Assets Portfolio ..........   $3,617 $   3,617
---------------------------------------------------------
     Total Cash Equivalent
       (Cost $3,617) .................              3,617
---------------------------------------------------------
     Total Investments (100.0%)
       (Cost $116,953) ...............            132,825
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.0%) ......         8
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .75 billion shares
  authorized) based on 8,179,368
  outstanding shares ..........................    99,760
Portfolio Shares of Investor Class A
  ($.001 par value -- .125 billion shares
  authorized) based on 423,136
  outstanding shares ..........................     5,125
Portfolio Shares of Investor Class B
  ($.001 par value -- .125 billion shares
  authorized) based on 218,893
  outstanding shares ..........................     3,127
Undistributed net investment loss .............      (221)
Accumulated net realized gain on investments ..     9,170
Net unrealized appreciation on investments ....    15,872
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............  $132,833
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($123,242,366 / 8,179,368
SHARES OUTSTANDING) ...........................    $15.07
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
($6,373,030 / 423,136
SHARES OUTSTANDING) ...........................    $15.06
---------------------------------------------------------
OFFERING PRICE PER SHARE -- INVESTOR CLASS A
($15.06 / 95.5%) ..............................    $15.77
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B
($3,217,883 / 218,893
SHARES OUTSTANDING) ...........................    $14.70
=========================================================
* Non-income producing security.
Cl--Class


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
LIFE VISION MAXIMUM GROWTH PORTFOLIO

                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
EQUITY FUNDS (98.9%)
CrestFunds Capital Appreciation
   Fund, Trust Class .................  298,237 $   5,034
CrestFunds Special Equity Fund,
   Trust Class .......................  276,712     4,170
CrestFunds Value Fund, Trust Class ...  494,532     7,403
---------------------------------------------------------
     Total Equity Funds
       (Cost $15,953) ................             16,607
---------------------------------------------------------
MONEY MARKET FUND (1.1%)
CrestFunds Cash Reserve Fund,
   Trust Class .......................  191,892       192
---------------------------------------------------------
     Total Money Market Fund
       (Cost $192) ...................                192
---------------------------------------------------------
     Total Investments (100.0%)
       (Cost $16,145) ................             16,799
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.0%) ......        (6)
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 3.75 billion shares
  authorized) based on 1,432,148
  outstanding shares ..........................    14,517
Overdistributed net investment income .........        (6)
Accumulated net realized gain on investments ..     1,628
Net unrealized appreciation on investments ....       654
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............   $16,793
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($16,793,217 / 1,432,148
SHARES OUTSTANDING) ...........................    $11.73
=========================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME PORTFOLIO

                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------

EQUITY FUNDS (69.7%)
CrestFunds Capital Appreciation
   Fund, Trust Class .................  242,971  $  4,101
CrestFunds Special Equity Fund,
   Trust Class .......................  262,995     3,963
CrestFunds Value Fund, Trust Class ...  421,884     6,316
---------------------------------------------------------
     Total Equity Funds
       (Cost $13,757) ................             14,380
---------------------------------------------------------
FIXED INCOME FUNDS (29.2%)
CrestFunds Government Bond
   Fund, Trust Class .................  177,998     1,866
CrestFunds Intermediate Bond
   Fund, Trust Class .................  206,685     2,073
CrestFunds Limited Term Bond
   Fund, Trust Class .................  208,558     2,073
---------------------------------------------------------
     Total Fixed Income Funds
       (Cost $5,898) .................              6,012
---------------------------------------------------------
MONEY MARKET FUND (1.0%)
CrestFunds Cash Reserve Fund,
   Trust Class .......................  203,992       204
---------------------------------------------------------
     Total Money Market Fund
       (Cost $204) ...................                204
---------------------------------------------------------
     Total Investments (99.9%)
       (Cost $19,859) ................             20,596
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.1%) ......        20
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 3.75 billion shares
  authorized) based on 1,828,937
  outstanding shares ..........................    17,759
Undistributed net investment income ...........         2
Accumulated net realized gain on investments ..     2,118
Net unrealized appreciation on investments ....       737
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............   $20,616
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($20,615,753 / 1,828,937
SHARES OUTSTANDING) ...........................    $11.27
=========================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited
--------------------------------------------------------------------------------
LIFE VISION BALANCED PORTFOLIO

                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
EQUITY FUNDS (59.4%)
CrestFunds Capital Appreciation Fund,
   Trust Class ...................... 1,134,165   $19,145
CrestFunds Special Equity Fund,
   Trust Class ......................   919,797    13,861
CrestFunds Value Fund,
   Trust Class ...................... 1,636,783    24,503
---------------------------------------------------------
     Total Equity Funds
       (Cost $55,299) ...............              57,509
---------------------------------------------------------
FIXED INCOME FUNDS (39.1%)
CrestFunds Government Bond Fund,
   Trust Class ......................   835,043     8,751
CrestFunds Intermediate Bond Fund,
   Trust Class ...................... 1,938,229    19,440
CrestFunds Limited Term Bond Fund,
   Trust Class ......................   977,534     9,717
---------------------------------------------------------
     Total Fixed Income Funds
       (Cost $37,205) ...............              37,908
---------------------------------------------------------
MONEY MARKET FUND (1.0%)
CrestFunds Cash Reserve Fund,
   Trust Class ......................   923,370       923
---------------------------------------------------------
     Total Money Market Fund
       (Cost $923) ..................                 923
---------------------------------------------------------
     Total Investments (99.5%)
       (Cost $93,427) ...............              96,340
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.5%) ......       535
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 3.75 billion shares
  authorized) based on 8,709,244
  outstanding shares ..........................    87,213
Undistributed net investment income ...........        31
Accumulated net realized gain on investments ..     6,718
Net unrealized appreciation on investments ....     2,913
---------------------------------------------------------
     Total Net Assets: (100.0%) ...............   $96,875
---------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
($96,874,914 / 8,709,244
SHARES OUTSTANDING) ...........................    $11.12
=========================================================


    The accompanying notes are an integral part of the financial statements.



STATEMENT OF OPERATIONS                                                                                         CRESTFUNDS, INC.
For the Period Ended May 31, 1998                                                                                      Unaudited

                                                                                      (IN THOUSANDS)
                                                      ==========================================================================
                                                      CASH RESERVE    U.S. TREASURY      TAX FREE   LIMITED TERM    INTERMEDIATE
                                                          FUND         MONEY FUND       MONEY FUND    BOND FUND       BOND FUND
================================================================================================================================
Interest Income: .....................................   $33,908        $16,056           $4,222       $2,564         $10,247
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..........................     2,150          1,136              459          198             929
   Waiver of Investment Advisory Fees ................        --             --               --           --              --
   Administrative Fees ...............................       888            434              172           59             232
   Waiver of Administrative Fees .....................        --             --               --           --              --
   Custodian/Transfer Agent Fees .....................       483            281              103           33             141
   Professional Fees .................................        47             19                5            3              15
   Director Fees .....................................        13              7                2            1               6
   Registration & Filing Fees ........................       116             39               11            2              15
   Insurance Expense .................................         5              3                2           --               2
   Distribution Fees--Trust Class ....................       775            433              166           59             230
   Waiver of Distribution Fees--Trust Class ..........      (775)          (433)            (166)         (59)           (230)
   Distribution Fees--Investors Class A ..............       301             --               16           --               2
   Waiver of Distribution Fees--Investors Class A ....      (301)            --              (16)          --              (2)
   Distribution Fees--Investors Class B ..............        --             --               --           --              --
   Waiver of Distribution Fees--Investors Class B ....        --             --               --           --              --
   Printing Fees .....................................        10              9                2            1               7
   Miscellaneous Fees ................................         8              2                1            1              10
--------------------------------------------------------------------------------------------------------------------------------
     Total Expenses ..................................     3,720          1,930              757          298           1,357
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income ................................    30,188         14,126            3,465        2,266           8,890
--------------------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments ..............        --             --              (10)           1           4,846
Change in Net Unrealized Appreciation (Depreciation)
   of Investments ....................................        --             --               --          159          (2,402)
--------------------------------------------------------------------------------------------------------------------------------
Change in Net Realized and Unrealized Gain (Loss)
   on Investments ....................................        --             --              (10)         160           2,444
--------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting
   from Operations ...................................   $30,188        $14,126           $3,455       $2,426         $11,334
================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0   .


    The accompanying notes are an integral part of the financial statements.



STATEMENT OF OPERATIONS                                                                                           CRESTFUNDS, INC.
For the Period Ended May 31, 1998                                                                                        Unaudited
                                                                                  (IN THOUSANDS)
                                                     =============================================================================
                                                                  VIRGINIA INTERMEDIATE    VIRGINIA       MARYLAND
                                                      GOVERNMENT        MUNICIPAL          MUNICIPAL      MUNICIPAL      VALUE
                                                       BOND FUND        BOND FUND          BOND FUND      BOND FUND       FUND
==================================================================================================================================
Interest Income: .....................................   $1,344          $6,425              $628           $345        $ 1,120
Dividend Income: .....................................       --              --                --             --          4,304
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..........................      126             619                73             44          2,399
   Waiver of Investment Advisory Fees ................      (21)             --               (12)           (25)            --
   Administrative Fees ...............................       32             186                18             11            480
   Waiver of Administrative Fees .....................      (32)             --               (18)            --             --
   Custodian/Transfer Agent Fees .....................       25             118                12              5            314
   Professional Fees .................................        5              19                 1              1             18
   Director Fees .....................................        1               4                --             --              6
   Registration & Filing Fees ........................        8               8                 4              2             12
   Insurance Expense .................................       --               2                --             --              1
   Distribution Fees--Trust Class ....................       30             179                17             10            443
   Waiver of Distribution Fees--Trust Class ..........      (30)           (179)              (17)           (10)          (443)
   Distribution Fees--Investors Class A ..............       --               6                --             --             24
   Waiver of Distribution Fees--Investors Class A ....       --              (6)               --             --            (24)
   Distribution Fees--Investors Class B ..............        7              --                10              5             87
   Waiver of Distribution Fees--Investors Class B ....       --              --                (1)            --            (22)
   Printing Fees .....................................        1               4                --              1             10
   Miscellaneous Fees ................................        1               7                 4              5             10
----------------------------------------------------------------------------------------------------------------------------------
     Total Expenses ..................................      153             967                91             49          3,315
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income ................................    1,191           5,458               537            296          2,109
----------------------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments ..............      553             981                (1)            30         47,584
Change in Net Unrealized Appreciation (Depreciation)
   of Investments ....................................     (134)            940               283            116         23,993
----------------------------------------------------------------------------------------------------------------------------------
Change in Net Realized and Unrealized Gain
   on Investments ....................................      419           1,921               282            146         71,577
----------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting
   from Operations ...................................   $1,610          $7,379              $819           $442        $73,686
==================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.



STATEMENT OF OPERATIONS                                                                                            CRESTFUNDS, INC.
For the Period Ended May 31, 1998                                                                                         Unaudited
                                                                                    (IN THOUSANDS)
                                                      =============================================================================
                                                         CAPITAL      SPECIAL     LIFE VISION       LIFE VISION       LIFE VISION
                                                      APPRECIATION    EQUITY        MAXIMUM          GROWTH AND         BALANCED
                                                          FUND         FUND    GROWTH PORTFOLIO   INCOME PORTFOLIO     PORTFOLIO
===================================================================================================================================
Interest Income: .....................................  $   133      $  140        $   --             $   --             $   --
Dividend Income: .....................................      428         321            33                217              1,138
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..........................      453         485            20                 29                117
   Waiver of Investment Advisory Fees ................       --          --           (12)               (17)               (62)
   Administrative Fees ...............................       91          97            20                 20                 20
   Waiver of Administrative Fees .....................       --          --           (20)               (20)               (20)
   Custodian/Transfer Agent Fees .....................       60          60             6                  9                 37
   Professional Fees .................................        4           7             1                  1                  4
   Director Fees .....................................       --           2            --                 --                  1
   Registration & Filing Fees ........................        6          10             2                  4                 15
   Insurance Expense .................................       --          --            --                 --                 --
   Distribution Fees--Trust Class ....................       83          90            --                 --                 --
   Waiver of Distribution Fees--Trust Class ..........      (83)        (90)           --                 --                 --
   Distribution Fees--Investors Class A ..............        7           5            --                 --                 --
   Waiver of Distribution Fees--Investors Class A ....       (7)         (5)           --                 --                 --
   Distribution Fees--Investors Class B ..............        7          14            --                 --                 --
   Waiver of Distribution Fees--Investors Class B ....       --          (1)           --                 --                 --
   Printing Fees .....................................        1           3            --                 --                  1
   Miscellaneous Fees ................................        1           5             3                  3                  3
-----------------------------------------------------------------------------------------------------------------------------------
     Total Expenses ..................................      623         682            20                 29                116
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................      (62)       (221)           13                188              1,022
-----------------------------------------------------------------------------------------------------------------------------------
Capital Gain Received from Investments ...............       --          --         1,745              2,128              6,943
Net Realized Gain (Loss) on Investments ..............      505       9,387          (116)                (8)              (222)
Change in Net Unrealized Appreciation
   (Depreciation) of Investments .....................   13,478      (1,691)          (86)              (266)              (817)
-----------------------------------------------------------------------------------------------------------------------------------
Change in Net Realized and Unrealized Gain
   on Investments ....................................   13,983       7,696         1,543              1,854              5,904
-----------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting
   from Operations ...................................  $13,921      $7,475        $1,556             $2,042             $6,926
===================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.



STATEMENT OF CHANGES IN NET ASSETS                                                                           CRESTFUNDS, INC.
For the Six Month Period Ended May 31, 1998 (Unaudited) and for the Period Ended November 30, 1997

                                                                                   (IN THOUSANDS)
                                                     ========================================================================
                                                     CASH RESERVE  CASH RESERVE   U.S. TREASURY   U.S. TREASURY     TAX FREE
                                                         FUND          FUND         MONEY FUND      MONEY FUND     MONEY FUND
                                                     ============  ============   =============   =============   ===========
                                                        12/01/97     12/01/96       12/01/97         12/01/96       12/01/97
                                                      TO 05/31/98  TO 11/30/97    TO 05/31/98      TO 11/30/97    TO 05/31/98
=============================================================================================================================
Investment Activities:
     Net Investment Income .........................  $   30,188   $    43,108     $  14,126       $    24,451     $  3,465
     Net Realized Gain (Loss) on Investments .......          --            32            --                --          (10)
-----------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting From Operations ...      30,188        43,140        14,126            24,451        3,455
-----------------------------------------------------------------------------------------------------------------------------
Distribution to Shareholders:
   Net Investment Income
     Trust Class ...................................     (26,362)      (38,023)      (14,123)          (24,456)      (3,327)
     Investors Class A .............................      (3,826)       (5,133)           --                --         (120)
     Investors Class B .............................          --            (1)           --                --           --
   Capital Gains
     Trust Class ...................................          --            --            --                --           --
     Investors Class A .............................          --            --            --                --           --
     Investors Class B .............................          --            --            --                --           --
-----------------------------------------------------------------------------------------------------------------------------
       Total Distributions .........................     (30,188)      (43,157)      (14,123)          (24,456)      (3,447)
-----------------------------------------------------------------------------------------------------------------------------
Change in Net Assets ...............................          --           (17)            3                (5)           8
-----------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (All at $1.00 Per Share):
   Trust Class:
     Shares Issued .................................     973,294     1,704,048       531,213         1,251,595      139,920
     Reinvestment of Cash Distributions ............          --           733             2               146           --
     Shares Redeemed ...............................    (886,477)   (1,477,765)     (607,503)       (1,008,406)    (172,842)
                                                      ----------   -----------     ---------       -----------     --------
       Total Trust Class Transactions ..............      86,817       227,016       (76,288)          243,335      (32,922)
                                                      ----------   -----------     ---------       -----------     --------
   Investors Class A:
     Shares Issued .................................      78,369       135,942            --                --       11,100
     Reinvestment of Cash Distributions ............       3,689         4,595            --                --          115
     Shares Redeemed ...............................     (59,374)      (70,439)           --                --      (10,668)
                                                      ----------   -----------     ---------       -----------     --------
       Total Investors Class A Transactions ........      22,684        70,098            --                --          547
                                                      ----------   -----------     ---------       -----------     --------
   Investors Class B:
     Shares Issued .................................          --            23            --                --           --
     Reinvestment of Cash Distributions ............           1             1            --                --           --
                                                      ----------   -----------     ---------       -----------     --------
       Total Investors Class B Transactions ........           1            23            --                --           --
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions ......................     109,502       297,137       (76,288)          243,335      (32,375)
-----------------------------------------------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets .....     109,502       297,120       (76,285)          243,330      (32,367)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .............................     983,685       686,565       632,381           389,051      234,471
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:
   End of Period ...................................  $1,093,187   $   983,685     $ 556,096       $   632,381     $202,104
=============================================================================================================================




                                                      (IN THOUSANDS)
                                                      ==============
                                                         TAX FREE
                                                        MONEY FUND
                                                      ==============
                                                         12/01/96
                                                        TO 11/30/97
===================================================================
Investment Activities:
     Net Investment Income .........................     $   6,505
     Net Realized Gain (Loss) on Investments .......             3
-------------------------------------------------------------------
Increase in Net Assets Resulting From Operations ...         6,508
-------------------------------------------------------------------
Distribution to Shareholders:
   Net Investment Income
     Trust Class ...................................        (6,352)
     Investors Class A .............................          (161)
     Investors Class B .............................            --
   Capital Gains
     Trust Class ...................................            --
     Investors Class A .............................            --
     Investors Class B .............................            --
-------------------------------------------------------------------
       Total Distributions .........................        (6,513)
-------------------------------------------------------------------
Change in Net Assets ...............................            (5)
-------------------------------------------------------------------
Capital Share Transactions (All at $1.00 Per Share):
   Trust Class:
     Proceeds from Shares Issued ...................       393,449
     Reinvestment of Cash Distributions ............            --
     Shares Redeemed ...............................      (348,927)
                                                         ---------
       Total Trust Class Transactions ..............        44,522
                                                         ---------
   Investors Class A:
     Proceeds from Shares Issued ...................        16,177
     Reinvestment of Cash Distributions ............           144
     Shares Redeemed ...............................       (11,681)
                                                         ---------
       Total Investors Class A Transactions ........         4,640
                                                         ---------
   Investors Class B:
     Proceeds from Shares Issued ...................            --
     Reinvestment of Cash Distributions ............            --
     Cost of Shares Redeemed .......................            --
                                                         ---------
       Total Investors Class B Transactions ........            --
------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions ......................        49,162
------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets .....        49,157
------------------------------------------------------------------
Net Assets:
   Beginning of Period .............................       185,314
------------------------------------------------------------------
Net Assets:
   End of Period ...................................     $ 234,471
==================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.



STATEMENT OF CHANGES IN NET ASSETS                                                                                 CRESTFUNDS, INC.
For the Six Month Period Ended May 31, 1998 (Unaudited) and for the Period Ended November 30, 1997

                                                                                           (IN THOUSANDS)
                                                           ========================================================================
                                                           LIMITED TERM    LIMITED TERM   INTERMEDIATE    INTERMEDIATE  GOVERNMENT
                                                             BOND FUND       BOND FUND      BOND FUND       BOND FUND    BOND FUND
                                                           ============    ============   ============    ============  ===========
                                                             12/01/97        12/01/96        12/01/97       12/01/96      12/01/97
                                                            TO 05/31/98     TO 11/30/97    TO 05/31/98    TO 11/30/97   TO 05/31/98
===================================================================================================================================
Investment Activities:
     Net Investment Income ..............................     $ 2,266        $  4,443       $   8,890       $ 17,429      $ 1,191
     Net Realized Gain (Loss) on Investments ............           1            (284)          4,846           (194)         553
     Change in Net Unrealized Appreciation (Depreciation)
       of Investments ...................................         159             107          (2,402)         1,022         (134)
-----------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting From Operations ........       2,426           4,266          11,334         18,257        1,610
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to Shareholders:
   Net Investment Income
     Trust Class ........................................      (2,258)         (4,387)         (8,957)       (17,309)      (1,156)
     Investors Class A ..................................         (12)            (58)            (76)          (131)          --
     Investors Class B ..................................          --              --              --             --          (32)
   Capital Gains
     Trust Class ........................................          --              --              --             --           --
     Investors Class A ..................................          --              --              --             --           --
     Investors Class B ..................................          --              --              --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
       Total Distributions ..............................      (2,270)         (4,445)         (9,033)       (17,440)      (1,188)
-----------------------------------------------------------------------------------------------------------------------------------
Change in Net Assets ....................................         156            (179)          2,301            817          422
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued ........................      17,209          32,072          38,948         71,860       20,768
     Reinvestment of Cash Distributions .................         964            2,281            948          1,966          366
     Shares Redeemed ....................................     (13,468)        (41,456)        (28,735)       (56,005)      (6,955)
                                                              -------        --------        --------       --------      -------
       Total Trust Class Transactions ...................       4,705          (7,103)         11,161         17,821       14,179
                                                              -------        --------        --------       --------      -------
   Investors Class A:
     Proceeds from Shares Issued ........................          37              39           1,171            783           --
     Reinvestment of Cash Distributions .................           9               47             60            105           --
     Shares Redeemed ....................................      (1,006)           (277)           (690)          (874)          --
                                                              -------        --------        --------       --------      -------
       Total Investors Class A Transactions .............        (960)           (191)            541             14           --
                                                              -------        --------        --------       --------      -------
   Investors Class B:
     Proceeds from Shares Issued ........................          --              --              --             --          570
     Reinvestment of Cash Distributions .................          --              --              --             --           23
     Cost of Shares Redeemed ............................          --              --              --             --         (207)
                                                              -------        --------        --------       --------      -------
       Total Investors Class B Transactions .............          --              --              --             --          386
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions ...........................       3,745          (7,294)         11,702         17,835       14,565
-----------------------------------------------------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets ..........       3,901          (7,473)         14,003         18,652       14,987
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ..................................      78,622          86,095         302,077        283,425       35,226
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   End of Period ........................................     $82,523        $ 78,622        $316,080       $302,077      $50,213
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued ......................................       1,809           3,333           4,013          7,474        2,007
     Shares Issued in Lieu of Cash Distributions ........          97             231              95            204           35
     Shares Redeemed ....................................      (1,436)         (4,288)         (2,995)        (5,853)        (688)
                                                              -------        --------        --------       --------      -------
       Total Trust Class Share Transactions .............         470            (724)          1,113          1,825        1,354
                                                              -------        --------        --------       --------      -------
   Investors Class A:
     Shares Issued ......................................           4               4             117             80           --
     Shares Issued in Lieu of Cash Distributions ........           1               5               6             11           --
     Shares Redeemed ....................................         (98)            (28)            (69)           (89)          --
                                                              -------        --------        --------       --------      -------
       Total Investors Class A Share Transactions .......         (93)            (19)             54              2           --
                                                              -------        --------        --------       --------      -------
   Investors Class B:
     Shares Issued ......................................          --              --              --             --           55
     Shares Issued in Lieu of Cash Distributions ........          --              --              --             --            2
     Shares Redeemed ....................................          --              --              --             --          (20)
                                                              -------        --------        --------       --------      -------
       Total Investors Class B Share Transactions .......          --              --              --             --           37
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital Share Transactions .         377            (743)          1,167          1,827        1,391
===================================================================================================================================



                                                           (IN THOUSANDS)
                                                           ==============
                                                             GOVERNMENT
                                                              BOND FUND
                                                           ==============
                                                              12/01/96
                                                             TO 11/30/97
=========================================================================
Investment Activities:
     Net Investment Income ..............................      $  2,160
     Net Realized Gain (Loss) on Investments ............            89
     Change in Net Unrealized Appreciation (Depreciation)
       of Investments ...................................           300
-------------------------------------------------------------------------
Increase in Net Assets Resulting From Operations ........         2,549
-------------------------------------------------------------------------
Distribution to Shareholders:
   Net Investment Income
     Trust Class ........................................        (2,116)
     Investors Class A ..................................            --
     Investors Class B ..................................           (45)
   Capital Gains
     Trust Class ........................................            --
     Investors Class A ..................................            --
     Investors Class B ..................................            --
-------------------------------------------------------------------------
       Total Distributions ..............................        (2,161)
-------------------------------------------------------------------------
Change in Net Assets ....................................           388
-------------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Shares Issued ......................................        31,044
     Reinvestment of Cash Distributions .................           846
     Shares Redeemed ....................................       (18,428)
                                                               --------
       Total Trust Class Transactions ...................        13,462
                                                               --------
   Investors Class A:
     Shares Issued ......................................            --
     Reinvestment of Cash Distributions .................            --
     Shares Redeemed ....................................            --
                                                               --------
       Total Investors Class A Transactions .............            --
                                                               --------
   Investors Class B:
     Shares Issued ......................................           485
     Reinvestment of Cash Distributions .................            33
     Shares Redeemed ....................................           (11)
                                                               --------
       Total Investors Class B Transactions .............           507
-------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions ...........................        13,969
-------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets ..........        14,357
-------------------------------------------------------------------------
Net Assets:
   Beginning of Period ..................................        20,869
-------------------------------------------------------------------------
Net Assets:
   End of Period ........................................      $ 35,226
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued ......................................         3,087
     Shares Issued in Lieu of Cash Distributions ........            77
     Shares Redeemed ....................................        (1,824)
                                                               --------
       Total Trust Class Share Transactions .............         1,340
                                                               --------
   Investors Class A:
     Shares Issued ......................................            --
     Shares Issued in Lieu of Cash Distributions ........            --
     Shares Redeemed ....................................            --
                                                               --------
       Total Investors Class A Share Transactions .......            --
                                                               --------
   Investors Class B:
     Shares Issued ......................................            48
     Shares Issued in Lieu of Cash Distributions ........             3
     Shares Redeemed ....................................            (1)
                                                               --------
       Total Investors Class B Share Transactions .......            50
-------------------------------------------------------------------------
Net Increase (Decrease) from Capital Share Transactions .         1,390
=========================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.



STATEMENT OF CHANGES IN NET ASSETS                                                                        CRESTFUNDS, INC.
For the Six Month Period Ended May 31, 1998 (Unaudited) and for the Period Ended November 30, 1997

                                                                                   (IN THOUSANDS)
                                                        =====================================================================
                                                          VIRGINIA        VIRGINIA
                                                        INTERMEDIATE    INTERMEDIATE   VIRGINIA     VIRGINIA       MARYLAND
                                                          MUNICIPAL       MUNICIPAL    MUNICIPAL    MUNICIPAL      MUNICIPAL
                                                          BOND FUND       BOND FUND    BOND FUND    BOND FUND      BOND FUND
                                                        ============    ============  ===========  ===========    ===========
                                                          12/01/97        12/01/96      12/01/97     12/01/96      12/01/97
                                                         TO 05/31/98     TO 11/30/97  TO 05/31/98  TO 11/30/97    TO 05/31/98
=============================================================================================================================
Investment Activities:
     Net Investment Income ...........................    $  5,458        $ 11,260      $   537      $   832         $   296
     Net Realized Gain (Loss) on Investments .........         981           1,641           (1)          67              30
     Change in Net Unrealized Appreciation
       of Investments ................................         940             490          283          278             116
-----------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting From Operations .....       7,379          13,391          819        1,177             442
-----------------------------------------------------------------------------------------------------------------------------
Distribution to Shareholders:
   Net Investment Income
     Trust Class .....................................      (5,295)        (10,835)        (504)        (792)           (279)
     Investors Class A ...............................        (190)           (353)          --           --              --
     Investors Class B ...............................          --              --          (34)         (40)            (17)
   Capital Gains
     Trust Class .....................................        (793)             --          (50)         (12)             --
     Investors Class A ...............................         (28)             --           (4)          --              --
     Investors Class B ...............................          --              --           --           (1)             --
-----------------------------------------------------------------------------------------------------------------------------
       Total Distributions ...........................      (6,306)        (11,188)        (592)        (845)           (296)
-----------------------------------------------------------------------------------------------------------------------------
Change in Net Assets .................................       1,073           2,203          227          332             146
-----------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued .....................      21,231          35,373        7,916        9,497           6,959
     Reinvestment of Cash Distributions ..............         608              22           36           26               1
     Cost of Shares Redeemed .........................     (18,543)        (43,571)      (2,170)      (5,693)         (2,580)
                                                          --------        --------      -------      -------         -------
       Total Trust Class Transactions ................       3,296          (8,176)       5,782        3,830           4,380
                                                          --------        --------      -------      -------         -------
   Investors Class A:
     Proceeds from Shares Issued .....................       1,618             938           --           --              --
     Reinvestment of Cash Distributions ..............         162             274           --           --              --
     Cost of Shares Redeemed .........................        (714)         (1,639)          --           --              --
                                                          --------        --------      -------      -------         -------
       Total Investors Class A Transactions ..........       1,066            (427)          --           --              --
                                                          --------        --------      -------      -------         -------
   Investors Class B:
     Proceeds from Shares Issued .....................          --              --        1,098          743           1,059
     Reinvestment of Cash Distributions ..............          --              --           28           31              14
     Cost of Shares Redeemed .........................          --              --          (91)        (115)            (39)
                                                          --------        --------      -------      -------         -------
       Total Investors Class B Transactions ..........          --              --        1,035          659           1,034
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions ........................       4,362          (8,603)       6,817        4,489           5,414
-----------------------------------------------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets .......       5,435          (6,400)       7,044        4,821           5,560
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ...............................     244,922         251,322       21,520       16,699          12,022
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:
   End of Period .....................................    $250,357        $244,922      $28,564      $21,520         $17,582
=============================================================================================================================
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued ...................................       2,051           3,476          752          928             693
     Shares Issued in Lieu of Cash Distributions .....          59               2            4            2              --
     Shares Redeemed .................................      (1,791)         (4,278)        (206)        (559)           (257)
                                                          --------        --------      -------      -------         -------
       Total Trust Class Share Transactions ..........         319            (800)         550          371             436
                                                          --------        --------      -------      -------         -------
   Investors Class A:
     Shares Issued ...................................         156              92           --           --              --
     Shares Issued in Lieu of Cash Distributions .....          16              27           --           --              --
     Shares Redeemed .................................         (69)           (161)          --           --              --
                                                          --------        --------      -------      -------         -------
       Total Investors Class A Share Transactions ....         103             (42)         --           --              --
                                                          --------        --------      -------      -------         -------
   Investors Class B:
     Shares Issued ...................................          --              --          104           73             105
     Shares Issued in Lieu of Cash Distributions .....          --              --            3            3               1
     Shares Redeemed .................................          --              --           (9)         (11)             (4)
                                                          --------        --------      -------      -------         -------
       Total Investors Class B Share Transactions ....          --              --           98           65             102
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
  Share Transactions .................................         422            (842)         648          436             538
=============================================================================================================================




                                                       (IN THOUSANDS)
                                                       =============
                                                          MARYLAND
                                                          MUNICIPAL
                                                          BOND FUND
                                                       =============
                                                         12/01/96
                                                        TO 11/30/97
====================================================================
Investment Activities:
     Net Investment Income .............................  $   374
     Net Realized Gain (Loss) on Investments ...........       (5)
     Change in Net Unrealized Appreciation
       of Investments ..................................      241
--------------------------------------------------------------------
Increase in Net Assets Resulting From Operations .......      610
--------------------------------------------------------------------
Distribution to Shareholders:
   Net Investment Income
     Trust Class .......................................     (363)
     Investors Class A .................................       --
     Investors Class B .................................      (11)
   Capital Gains
     Trust Class .......................................       --
     Investors Class A .................................       --
     Investors Class B .................................       --
--------------------------------------------------------------------
       Total Distributions .............................     (374)
--------------------------------------------------------------------
Change in Net Assets ...................................      236
--------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued .......................    6,495
     Reinvestment of Cash Distributions ................        2
     Cost of Shares Redeemed ...........................   (1,067)
                                                          -------
       Total Trust Class Transactions ..................    5,430
                                                          -------
   Investors Class A:
     Proceeds from Shares Issued .......................       --
     Reinvestment of Cash Distributions ................       --
     Cost of Shares Redeemed ...........................       --
                                                          -------
       Total Investors Class A Transactions ............       --
                                                          -------
   Investors Class B:
     Proceeds from Shares Issued .......................      518
     Reinvestment of Cash Distributions ................        9
     Cost of Shares Redeemed ...........................      (92)
                                                          -------
       Total Investors Class B Transactions ............      435
--------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions ..........................    5,865
--------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets .........    6,101
--------------------------------------------------------------------
Net Assets:
   Beginning of Period .................................    5,921
--------------------------------------------------------------------
Net Assets:
   End of Period .......................................  $12,022
====================================================================
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued .....................................      667
     Shares Issued in Lieu of Cash Distributions .......       --
     Shares Redeemed ...................................     (110)
                                                          -------
       Total Trust Class Share Transactions ............      557
                                                          -------
   Investors Class A:
     Shares Issued .....................................       --
     Shares Issued in Lieu of Cash Distributions .......       --
     Shares Redeemed ...................................       --
                                                          -------
       Total Investors Class A Share Transactions ......       --
                                                          -------
   Investors Class B:
     Shares Issued .....................................       53
     Shares Issued in Lieu of Cash Distributions .......        1
     Shares Redeemed ...................................       (9)
                                                          -------
       Total Investors Class B Share Transactions ......       45
--------------------------------------------------------------------
Net Increase (Decrease) from Capital
   Share Transactions ..................................      602
====================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.



STATEMENT OF CHANGES IN NET ASSETS                                                                      CRESTFUNDS, INC.
For the Six Month Period Ended May 31, 1998 (Unaudited) and for the Period Ended November 30, 1997


                                                                             (IN THOUSANDS)
                                            ============================================================================
                                                                        CAPITAL      CAPITAL      SPECIAL      SPECIAL
                                               VALUE        VALUE    APPRECIATION APPRECIATION    EQUITY       EQUITY
                                               FUND         FUND         FUND         FUND         FUND         FUND
                                            ===========  =========== ============ ============  ===========  ===========
                                             12/01/97     12/01/96     12/01/97     12/01/96     12/01/97     12/01/96
                                            TO 05/31/98  TO 11/30/97  TO 05/31/98  TO 11/30/97  TO 05/31/98  TO 11/30/97
========================================================================================================================
Investment Activities:
     Net Investment Income (Loss) .........  $  2,109    $  5,276     $    (62)    $    223      $   (221)   $    (80)
     Net Realized Gain on Investments .....    47,584     118,138          505        5,700         9,387      15,883
     Change in Net Unrealized Appreciation
       (Depreciation) of investments ......    23,993       7,024       13,478       12,790        (1,691)      4,525
------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting
   From Operations ........................    73,686     130,438       13,921       18,713         7,475      20,328
------------------------------------------------------------------------------------------------------------------------
Distribution to Shareholders:
     Trust Class ..........................    (2,076)     (5,360)         (45)        (218)           --         (30)
     Investors Class A ....................      (108)       (214)          (4)         (17)           --          (2)
     Investors Class B ....................        --         (24)          --           --            --          --
   Capital Gains
     Trust Class ..........................  (110,281)     (2,857)      (5,885)      (1,515)      (14,917)     (2,129)
     Investors Class A ....................    (5,275)        (96)        (469)        (226)         (783)       (129)
     Investors Class B ....................    (2,562)        (27)         (30)          --          (299)        (26)
------------------------------------------------------------------------------------------------------------------------
       Total Distributions ................  (120,302)     (8,578)      (6,433)      (1,976)      (15,999)     (2,316)
------------------------------------------------------------------------------------------------------------------------
Change in Net Assets ......................   (46,616)    121,860        7,488       16,737        (8,524)     18,012
------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued ..........    55,268      86,500       25,554       81,085        18,886      42,454
     Reinvestment of Cash Distributions ...    87,776       2,679        3,995          364        12,720       1,455
     Cost of Shares Redeemed ..............   (85,417)   (167,444)     (16,064)     (30,703)      (12,824)    (26,423)
                                             --------    --------     --------     --------      --------    --------
       Total Trust Class Transactions .....    57,627     (78,265)      13,485       50,746        18,782      17,486
                                             --------    --------     --------     --------      --------    --------
   Investors Class A:
     Proceeds from Shares Issued ..........     7,973       9,602        1,674        2,569           631       1,154
     Reinvestment of Cash Distributions ...     5,199         303          468          241           758         123
     Cost of Shares Redeemed ..............    (3,593)     (4,558)        (744)        (881)         (486)       (930)
                                             --------    --------     --------     --------      --------    --------
       Total Investors Class A
           Transactions ...................     9,579       5,347        1,398        1,929           903         347
                                             --------    --------     --------     --------      --------    --------
   Investors Class B:
     Proceeds from Shares Issued ..........     7,956       7,216        2,023          432         1,059       1,192
     Reinvestment of Cash Distributions ...     2,504          51           30           --           294          26
     Cost of Shares Redeemed ..............      (737)       (782)         (50)          (1)         (109)       (181)
                                             --------    --------     --------     --------      --------    --------
       Total Investors Class B Transactions     9,723       6,485        2,003          431         1,244       1,037
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions .............    76,929     (66,433)      16,886       53,106        20,929      18,870
------------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets .......    30,313      55,427       24,374       69,843        12,405      36,882
------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ....................   632,204     576,777      107,696       37,853       120,428      83,546
------------------------------------------------------------------------------------------------------------------------
Net Assets:
   End of Period ..........................  $662,517    $632,204     $132,070     $107,696      $132,833    $120,428
------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued ........................     4,376       6,467        1,962        6,090         1,280       2,987
     Shares Issued in Lieu of Cash
        Distributions .....................     6,753         193          273           28           935         110
     Shares Redeemed ......................    (6,455)    (12,286)      (1,365)      (2,322)         (867)     (1,942)
                                             --------    --------     --------     --------      --------    --------
       Total Trust Class Share
           Transactions ...................     4,674      (5,626)         870        3,796         1,348       1,155
                                             --------    --------     --------     --------      --------    --------
   Investors Class A:
     Shares Issued ........................       541         636          103          183            41          73
     Shares Issued in Lieu of Cash
        Distributions .....................       397          21           33           19            56           9
     Shares Redeemed ......................      (243)       (304)         (46)         (64)          (32)        (63)
                                             --------    --------     --------     --------      --------    --------
       Total Investors Class A Share
           Transactions ...................       695         353           90          138            65          19
                                             --------    --------     --------     --------      --------    --------
   Investors Class B:
     Shares Issued ........................       542         467          125           27            72          73
     Shares Issued in Lieu of Cash
       Distributions ......................       192           4            2           --            22           2
     Shares Redeemed ......................       (51)        (53)          (3)          --            (7)        (13)
                                             --------    --------     --------     --------      --------    --------
       Total Investors Class B Share
           Transactions ...................       683         418          124           27            87          62
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
   Share Transactions .....................     6,052      (4,855)       1,084        3,961         1,500       1,236
========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.



STATEMENT OF CHANGES IN NET ASSETS                                                                                 CRESTFUNDS, INC.
For the Six Month Period Ended May 31, 1998 (Unaudited) and for the Period Ended November 30, 1997

                                                                                          (IN THOUSANDS)
                                                        ===========================================================================
                                                          LIFE VISION        LIFE VISION        LIFE VISION          LIFE VISION
                                                            MAXIMUM            MAXIMUM           GROWTH AND           GROWTH AND
                                                        GROWTH PORTFOLIO   GROWTH PORTFOLIO   INCOME PORTFOLIO     INCOME PORTFOLIO
                                                        ================   ================   ================     ================
                                                           12/01/97           07/01/97            12/01/97             07/01/97
                                                          TO 05/31/98       TO 11/30/97*        TO 05/31/98          TO 11/30/97*
===================================================================================================================================
Investment Activities:
     Net Investment Income ............................    $    13           $    39             $   188                $  190
     Capital Gain Received from Investments ...........      1,745                --               2,128                    --
     Net Realized Gain (Loss) on Investments ..........       (116)               (1)                 (8)                   20
     Change in Net Unrealized Appreciation
       (Depreciation) of investments ..................        (86)              740                (266)                1,003
-----------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting From Operations ......      1,556               778               2,042                 1,213
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to Shareholders:
     Trust Class ......................................        (20)              (38)               (196)                 (180)
     Investors Class A ................................         --                --                  --                    --
     Investors Class B ................................         --                --                  --                    --
   Capital Gains
     Trust Class ......................................         --                --                 (22)                   --
     Investors Class A ................................         --                --                  --                    --
     Investors Class B ................................         --                --                  --                    --
-----------------------------------------------------------------------------------------------------------------------------------
       Total Distributions ............................        (20)              (38)               (218)                 (180)
-----------------------------------------------------------------------------------------------------------------------------------
Change in Net Assets ..................................      1,536               740               1,824                 1,033
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued ......................      3,583            13,614               1,433                21,846
     Reinvestment of Cash Distributions ...............         20                38                 217                   180
     Cost of Shares Redeemed ..........................     (2,058)             (680)             (5,379)                 (538)
                                                           -------           -------             -------                ------
       Total Trust Class Transactions .................      1,545            12,972              (3,729)               21,488
                                                           -------           -------             -------                ------
   Investors Class A:
     Proceeds from Shares Issued ......................         --                --                  --                    --
     Reinvestment of Cash Distributions ...............         --                --                  --                    --
     Cost of Shares Redeemed ..........................         --                --                  --                    --
                                                           -------           -------             -------                ------
       Total Investors Class A Transactions ...........         --                --                  --                    --
                                                           -------           -------             -------                ------
   Investors Class B:
     Proceeds from Shares Issued ......................         --                --                  --                    --
     Reinvestment of Cash Distributions ...............         --                --                  --                    --
     Cost of Shares Redeemed ..........................         --                --                  --                    --
                                                           -------           -------             -------                ------
       Total Investors Class B Transactions ...........         --                --                  --                    --
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Capital
   Share Transactions .................................      1,545            12,972              (3,729)               21,488
-----------------------------------------------------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets ........      3,081            13,712              (1,905)               22,521
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................     13,712                --              22,521                    --
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   End of Period ......................................    $16,793           $13,712             $20,616               $22,521
===================================================================================================================================
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued ....................................        387             1,350                 131                 2,177
     Shares Issued in Lieu of Cash Distributions ......          2                 4                  20                    17
     Shares Redeemed ..................................       (245)              (66)               (464)                  (52)
                                                           -------           -------             -------                ------
       Total Trust Class Share Transactions ...........        144             1,288                (313)                2,142
                                                           -------           -------             -------                ------
   Investors Class A:
     Shares Issued ....................................         --                --                  --                    --
     Shares Issued in Lieu of Cash Distributions ......         --                --                  --                    --
     Shares Redeemed ..................................         --                --                  --                    --
                                                           -------           -------             -------                ------
       Total Investors Class A Share Transactions .....         --                --                  --                    --
                                                           -------           -------             -------                ------
   Investors Class B:
     Shares Issued ....................................         --                --                  --                    --
     Shares Issued in Lieu of Cash Distributions ......         --                --                  --                    --
     Shares Redeemed ..................................         --                --                  --                    --
                                                           -------           -------             -------                ------
       Total Investors Class B Share Transactions .....         --                --                  --                    --
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
   Share Transactions .................................        144             1,288                (313)                2,142
===================================================================================================================================


                                                                    (IN THOUSANDS)
                                                             ============================
                                                             LIFE VISION     LIFE VISION
                                                               BALANCED        BALANCED
                                                              PORTFOLIO       PORTFOLIO
                                                             ============    ============
                                                               12/01/97        07/01/97
                                                              TO 05/31/98    TO 11/30/97*
=========================================================================================
Investment Activities:
     Net Investment Income ............................        $ 1,022        $   993
     Capital Gain Received from Investments ...........          6,943             --
     Net Realized Gain (Loss) on Investments ..........           (222)           235
     Change in Net Unrealized Appreciation
       (Depreciation) of investments ..................           (817)         3,730
-----------------------------------------------------------------------------------------
Increase in Net Assets Resulting From Operations ......          6,926          4,958
-----------------------------------------------------------------------------------------
Distribution to Shareholders:
     Trust Class ......................................         (1,043)          (941)
     Investors Class A ................................             --             --
     Investors Class B ................................             --             --
   Capital Gains
     Trust Class ......................................           (238)            --
     Investors Class A ................................             --             --
     Investors Class B ................................             --             --
-----------------------------------------------------------------------------------------
       Total Distributions ............................         (1,281)          (941)
-----------------------------------------------------------------------------------------
Change in Net Assets ..................................          5,645          4,017
-----------------------------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued ......................          7,916         94,371
     Reinvestment of Cash Distributions ...............          1,281            941
     Cost of Shares Redeemed ..........................         (7,409)        (9,887)
                                                               -------        -------
       Total Trust Class Transactions .................          1,788         85,425
                                                               -------        -------
   Investors Class A:
     Proceeds from Shares Issued ......................             --             --
     Reinvestment of Cash Distributions ...............             --             --
     Cost of Shares Redeemed ..........................             --             --
                                                               -------        -------
       Total Investors Class A Transactions ...........             --             --
                                                               -------        -------
   Investors Class B:
     Proceeds from Shares Issued ......................             --             --
     Reinvestment of Cash Distributions ...............             --             --
     Cost of Shares Redeemed ..........................             --             --
                                                               -------        -------
       Total Investors Class B Transactions ...........             --             --
-----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Capital
   Share Transactions .................................          1,788         85,425
-----------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets ........          7,433         89,442
-----------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................         89,442             --
-----------------------------------------------------------------------------------------
Net Assets:
   End of Period ......................................        $96,875        $89,442
=========================================================================================
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued ....................................            738          9,446
     Shares Issued in Lieu of Cash Distributions ......            119             90
     Shares Redeemed ..................................           (694)          (990)
                                                               -------        -------
       Total Trust Class Share Transactions ...........            163          8,546
                                                               -------        -------
   Investors Class A:
     Shares Issued ....................................             --             --
     Shares Issued in Lieu of Cash Distributions ......             --             --
     Shares Redeemed ..................................             --             --
                                                               -------        -------
       Total Investors Class A Share Transactions .....             --             --
                                                               -------        -------
   Investors Class B:
     Shares Issued ....................................             --             --
     Shares Issued in Lieu of Cash Distributions ......             --             --
     Shares Redeemed ..................................             --             --
                                                               -------        -------
       Total Investors Class B Share Transactions .....             --             --
-----------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
   Share Transactions .................................            163          8,546
=========================================================================================

*Commenced Operations on June 30, 1997.
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.



FINANCIAL HIGHLIGHTS                                                                                   CRESTFUNDS, INC.
For a Share Outstanding Throughout the Period Ended May 31, 1998 (Unaudited) and for the Years Ended November 30



                       INVESTMENT ACTIVITIES     DISTRIBUTIONS                                                RATIO
             NET    ------------------------- -------------------     NET               NET                OF EXPENSES
            ASSET               NET REALIZED                         ASSET            ASSETS,      RATIO    TO AVERAGE
            VALUE,      NET    AND UNREALIZED    NET                 VALUE,             END    OF EXPENSES  NET ASSETS
          BEGINNING INVESTMENT      GAIN      INVESTMENT  CAPITAL     END     TOTAL  OF PERIOD  TO AVERAGE   EXCLUDING
          OF PERIOD   INCOME   ON INVESTMENTS   INCOME     GAINS   OF PERIOD  RETURN   (000)    NET ASSETS  FEE WAIVERS
=======================================================================================================================
-----------------
CASH RESERVE FUND
-----------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $1.00     0.025           --        (0.025)     --      $1.00      5.14%*  $934,951   0.63%*       0.78%*
  1997       1.00     0.050           --        (0.050)     --       1.00      5.16%    848,140   0.65%        0.80%
  1996       1.00     0.049           --        (0.049)     --       1.00      4.98%    621,139   0.66%        0.81%
  1995       1.00     0.053           --        (0.053)     --       1.00      5.45%    520,185   0.66%        0.81%
  1994       1.00     0.034           --        (0.034)     --       1.00      3.46%    377,493   0.66%        0.66%
  1993       1.00     0.027           --        (0.027)     --       1.00      2.76%    408,036   0.66%        0.66%
  INVESTORS CLASS A
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $1.00     0.025           --        (0.025)     --      $1.00      5.14%*  $158,197   0.64%*       1.04%*
  1997       1.00     0.050           --        (0.050)     --       1.00      5.15%    135,507   0.65%        1.05%
  1996       1.00     0.049           --        (0.049)     --       1.00      4.97%     65,411   0.67%        1.07%
  1995       1.00     0.053           --        (0.053)     --       1.00      5.44%     40,240   0.67%        1.07%
  1994       1.00     0.033           --        (0.033)     --       1.00      3.36%     11,832   0.68%        0.97%
  1993 (1)   1.00     0.014           --        (0.014)     --       1.00      1.49%*        73   1.16%*      13.00%*
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $1.00     0.021           --        (0.021)     --      $1.00      4.16%*  $     39   1.57%*       1.64%*
  1997       1.00     0.042           --        (0.042)     --       1.00      4.22%         38   1.56%        1.71%
  1996       1.00     0.040           --        (0.040)     --       1.00      4.08%         15   1.52%        1.67%
  1995 (2)   1.00     0.028           --        (0.028)     --       1.00      2.82%*        21   1.52%*       1.67%*
------------------------
U.S. TREASURY MONEY FUND
------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $1.00     0.024           --        (0.024)     --      $1.00      4.92%*  $556,096   0.67%*       0.82%*
  1997       1.00     0.048           --        (0.048)     --       1.00      4.91%    632,381   0.65%        0.80%
  1996       1.00     0.047           --        (0.047)     --       1.00      4.80%    389,051   0.66%        0.81%
  1995       1.00     0.052           --        (0.052)     --       1.00      5.29%    370,454   0.66%        0.81%
  1994       1.00     0.033           --        (0.033)     --       1.00      3.30%    319,477   0.66%        0.66%
  1993       1.00     0.025           --        (0.025)     --       1.00      2.51%    342,537   0.66%        0.66%
  INVESTORS CLASS A (4)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1994      $1.00     0.008           --        (0.008)     --      $1.00      0.79%$         --  0.92%*      29.16%*
  1993       1.00     0.003           --        (0.003)     --       1.00      0.34%         17   1.16%*      36.60%*
-------------------
TAX-FREE MONEY FUND
-------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $1.00     0.015           --        (0.015)     --      $1.00      3.02%*  $193,923   0.66%*       0.81%*
  1997       1.00     0.030           --        (0.030)     --       1.00      3.06%    226,837   0.66%        0.81%
  1996       1.00     0.029        0.002        (0.029) (0.002)      1.00      3.14%    182,320   0.66%        0.81%
  1995       1.00     0.032           --        (0.032)     --       1.00      3.26%    202,333   0.66%        0.81%
  1994       1.00     0.021           --        (0.021)     --       1.00      2.07%    157,602   0.67%        0.67%
  1993       1.00     0.019           --        (0.019)     --       1.00      1.88%    142,284   0.66%        0.66%
  INVESTORS CLASS A
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $1.00     0.015           --        (0.015)     --      $1.00      3.02%*  $  8,181   0.67%*       1.07%*
  1997       1.00     0.030           --        (0.030)     --       1.00      3.05%      7,634   0.68%        1.08%
  1996       1.00     0.029        0.002        (0.029) (0.002)      1.00      3.13%      2,994   0.67%        1.07%
  1995       1.00     0.031           --        (0.031)     --       1.00      3.25%      1,627   0.67%        1.07%
  1994       1.00     0.020           --        (0.020)     --       1.00      1.98%        757   0.76%        1.44%
  1993 (3)   1.00     0.009           --        (0.009)     --       1.00      0.88%*       228   1.16%*       3.00%*





                                RATIO OF
                             NET INVESTMENT
               RATIO OF         INCOME TO
             NET INVESTMENT      AVERAGE
                 INCOME        NET ASSETS    PORTFOLIO
               TO AVERAGE       EXCLUDING     TURNOVER
               NET ASSETS      FEE WAIVERS      RATE
====================================================================================
-----------------
CASH RESERVE FUND
-----------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998            5.10%*          4.95%*         --
  1997            5.04%           4.89%          --
  1996            4.87%           4.72%          --
  1995            5.31%           5.16%          --
  1994            3.37%           3.37%          --
  1993            2.75%           2.75%          --
  INVESTORS CLASS A
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998            5.09%*          4.69%*         --
  1997            5.04%           4.64%          --
  1996            4.85%           4.45%          --
  1995            5.31%           4.91%          --
  1994            3.35%           3.06%          --
  1993 (1)        2.25%*        (14.09%)*        --
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998            4.16%*          4.09%*         --
  1997            4.17%           4.02%          --
  1996            4.02%           3.87%          --
  1995 (2)        4.45%*          4.30%*         --
------------------------
U.S. TREASURY MONEY FUND
------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998            4.89%*          4.74%*         --
  1997            4.82%           4.67%          --
  1996            4.69%           4.54%          --
  1995            5.16%           5.01%          --
  1994            3.23%           3.23%          --
  1993            2.52%           2.52%          --
  INVESTORS CLASS A (4)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1994            2.31%*        (25.93%)*        --
  1993            2.02%*        (33.42%)*        --
-------------------
TAX-FREE MONEY FUND
-------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998            3.02%*          2.87%*         --
  1997            3.02%           2.87%          --
  1996            2.88%           2.73%          --
  1995            3.19%           3.04%          --
  1994            2.06%           2.06%          --
  1993            1.85%           1.85%          --
  INVESTORS CLASS A
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998            3.02%*          2.62%*         --
  1997            3.04%           2.64%          --
  1996            2.86%           2.46%          --
  1995            3.16%           2.76%          --
  1994            1.97%           1.29%          --
  1993 (3)        1.35%*         (0.49%)*        --


Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commencement of operations for this class May 4, 1993.
(2) Commencement of operations for this class April 19, 1995.
(3) Commencement of operations for this class May 5, 1993.
(4) Ceased operations March 31, 1994.
 *  Annualized.
** Total return does not reflect the sales charge or redemption charge, where applicable.

    The accompanying notes are an integral part of the financial statements.



FINANCIAL HIGHLIGHTS                                                                                  CRESTFUNDS, INC.
For a Share Outstanding Throughout the Period Ended May 31, 1998 (Unaudited) and for the Years Ended November 30




                       INVESTMENT ACTIVITIES     DISTRIBUTIONS                                                 RATIO
             NET    ------------------------- ------------------     NET               NET                  OF EXPENSES
            ASSET               NET REALIZED                        ASSET            ASSETS,     RATIO      TO AVERAGE
            VALUE,      NET    AND UNREALIZED    NET                VALUE,             END    OF EXPENSES   NET ASSETS
          BEGINNING INVESTMENT   GAIN(LOSS)   INVESTMENT CAPITAL     END     TOTAL  OF PERIOD  TO AVERAGE    EXCLUDING
          OF PERIOD   INCOME   ON INVESTMENTS   INCOME    GAINS   OF PERIOD  RETURN   (000)    NET ASSETS   FEE WAIVERS
=======================================================================================================================
----------------------
LIMITED TERM BOND FUND
----------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998     $ 9.92      0.283        0.021      (0.284)       --    $ 9.94     3.10%   $ 82,523    0.75%*       0.90%*
  1997       9.93      0.570       (0.010)     (0.570)       --      9.92     5.84%     77,696    0.75%        0.90%
  1996      10.03      0.534       (0.097)     (0.537)       --      9.93     4.52%     84,973    0.78%        0.93%
  1995       9.49      0.532        0.534      (0.526)       --     10.03    11.50%     88,789    0.78%        0.93%
  1994      10.16      0.480       (0.640)     (0.480)   (0.030)     9.49    (1.56%)    83,369    0.76%        0.76%
  1993       9.81      0.500        0.350      (0.500)       --     10.16     8.84%     85,968    0.77%        0.77%
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998 (1) $ 9.93      0.185       (0.026)     (0.189)       --    $ 9.90     1.59%   $     --    0.76%*       0.91%*
  1997       9.95      0.563       (0.012)     (0.569)       --      9.93     5.71%        926    0.77%        0.92%
  1996      10.06      0.535       (0.109)     (0.536)       --      9.95     4.40%      1,122    0.79%        0.94%
  1995       9.50      0.530        0.556      (0.526)       --     10.06    11.70%      1,458    0.79%        0.94%
  1994      10.17      0.480       (0.650)     (0.470)   (0.030)     9.50    (1.72%)       593    0.77%        1.03%
  1993 (3)  10.11      0.260        0.060      (0.260)       --     10.17     3.16%*       427    1.02%*       1.48%*
----------------------
INTERMEDIATE BOND FUND
----------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998     $ 9.96      0.287        0.074      (0.291)       --    $10.03     3.67%   $313,264    0.88%*       1.03%*
  1997       9.94      0.594        0.021      (0.595)       --      9.96     6.46%    299,820    0.87%        1.02%
  1996      10.12      0.550       (0.175)     (0.555)       --      9.94     3.92%    281,187    0.88%        1.03%
  1995       9.16      0.569        0.954      (0.563)       --     10.12    17.07%     81,870    0.88%        1.03%
  1994      10.20      0.530       (1.000)     (0.530)   (0.040)     9.16    (4.72%)    77,143    0.88%        0.88%
  1993       9.70      0.520        0.500      (0.520)       --     10.20    10.69%     58,487    0.90%        0.90%
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998     $ 9.96      0.285        0.076      (0.291)       --    $10.03     3.66%   $  2,816    0.89%*       1.04%*
  1997       9.94      0.592        0.022      (0.594)       --      9.96     6.45%      2,257    0.88%        1.03%
  1996      10.12      0.543       (0.169)     (0.554)       --      9.94     3.91%      2,238    0.89%        1.04%
  1995       9.16      0.572        0.951      (0.563)       --     10.12    17.08%      1,729    0.89%        1.04%
  1994      10.19      0.520       (0.990)     (0.520)   (0.040)     9.16    (4.72%)     1,030    0.89%        1.05%
  1993 (4)  10.20      0.290       (0.010)         --    (0.290)    10.19     2.72%*       618    1.15%*       1.58%*
--------------------
GOVERNMENT BOND FUND
--------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998     $10.36      0.297        0.120      (0.297)       --    $10.48     4.07%   $ 48,598    0.70%*       1.10%*
  1997      10.37      0.605       (0.010)     (0.605)       --     10.36     6.04%     34,013    0.66%        1.06%
  1996      10.66      0.591       (0.290)     (0.591)       --     10.37     3.02%     20,171    0.69%        1.09%
  1995(5)   10.00      0.412        0.753      (0.412)   (0.093)    10.66    11.85%*    10,211    0.71%*       1.11%*
  INVESTORS CLASS B    (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998     $10.39      0.247        0.120      (0.247)       --    $10.51     3.56%   $  1,615    1.66%*       1.96%*
  1997      10.39      0.516           --      (0.516)       --     10.39     5.17%      1,213    1.57%        1.97%
  1996      10.68      0.503       (0.291)     (0.502)       --     10.39     2.12%        698    1.55%        1.95%
  1995(2)   10.03      0.338        0.738      (0.333)   (0.093)    10.68    10.86%*       325    1.55%*       1.95%*






                               RATIO OF
                            NET INVESTMENT
               RATIO OF        INCOME TO
            NET INVESTMENT      AVERAGE
                INCOME        NET ASSETS     PORTFOLIO
              TO AVERAGE       EXCLUDING      TURNOVER
              NET ASSETS      FEE WAIVERS       RATE
=====================================================================================
----------------------
LIMITED TERM BOND FUND
----------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998           5.71%*          5.56%*         75%
  1997           5.79%           5.64%          64%
  1996           5.41%           5.26%          51%
  1995           5.44%           5.29%          36%
  1994           4.92%           4.92%          47%
  1993           4.95%           4.95%          61%
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998 (1)       5.79%*          5.64%*         75%
  1997           5.77%           5.62%          64%
  1996           5.39%           5.24%          51%
  1995           5.46%           5.31%          36%
  1994           4.92%           4.66%          47%
  1993 (3)       4.70%*          4.24%*         61%
----------------------
INTERMEDIATE BOND FUND
----------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998           5.74%*          5.59%*         92%
  1997           6.07%           5.92%          66%
  1996           5.70%           5.55%          35%
  1995           5.89%           5.74%          37%
  1994           5.53%           5.53%          39%
  1993           5.15%           5.15%          28%
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998           5.73%*          5.58%*         92%
  1997           6.06%           5.91%          66%
  1996           5.54%           5.39%          35%
  1995           5.87%           5.72%          37%
  1994           5.51%           5.35%          39%
  1993 (4)       4.90%*          4.47%*         28%
--------------------
GOVERNMENT BOND FUND
--------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998           5.70%*          5.30%*        112%
  1997           5.99%           5.59%         144%
  1996           5.75%           5.35%          16%
  1995(5)        6.00%*          5.60%*         28%
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998           4.75%*          4.45%*        112%
  1997           5.07%           4.67%         144%
  1996           4.89%           4.49%          16%
  1995(2)        5.05%*          4.65%*         28%


Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Ceased operations March 29, 1998.
(2) Commencement of operations for this class April 19, 1995.
(3) Commencement of operations for this class May 19, 1993.
(4) Commencement of operations for this class May 11, 1993.
(5) Commencement of operations for this class April 5, 1995.
*  Annualized.
** Total return does not reflect the sales charge or redemption charge, where applicable.


    The accompanying notes are an integral part of the financial statements.




FINANCIAL HIGHLIGHTS                                                                                CRESTFUNDS, INC.
For a Share Outstanding Throughout the Period Ended May 31, 1998 (Unaudited) and for the Years Ended November 30




                        INVESTMENT ACTIVITIES     DISTRIBUTIONS                                               RATIO
              NET    ------------------------- ------------------     NET               NET                OF EXPENSES
             ASSET               NET REALIZED                        ASSET            ASSETS,     RATIO     TO AVERAGE
             VALUE,      NET    AND UNREALIZED    NET                VALUE,             END    OF EXPENSES  NET ASSETS
           BEGINNING INVESTMENT   GAIN(LOSS)   INVESTMENT CAPITAL     END     TOTAL  OF PERIOD  TO AVERAGE   EXCLUDING
           OF PERIOD   INCOME   ON INVESTMENTS   INCOME    GAINS   OF PERIOD  RETURN   (000)    NET ASSETS  FEE WAIVERS
========================================================================================================================
-----------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998       $10.31    0.227         0.076       (0.228)  (0.035)   $10.35    2.97%   $241,430     0.78%*      0.93%*
  1997        10.22    0.463         0.089       (0.462)      --     10.31    5.55%    237,096     0.78%       0.93%
  1996        10.24    0.419        (0.021)      (0.418)      --     10.22    4.01%    243,137     0.78%       0.93%
  1995         9.21    0.428         1.030       (0.428)      --     10.24   16.09%     43,373     0.72%       0.94%
  1994        10.33    0.440        (1.100)      (0.440)  (0.020)     9.21   (6.53%)    41,365     0.65%       0.77%
  1993 (7)    10.00    0.390         0.330       (0.390)      --     10.33    7.25%*    39,392     0.71%*      0.85%*
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998       $10.31    0.226         0.076       (0.227)  (0.035)   $10.35    2.96%   $  8,927     0.79%*      0.94%*
  1997        10.21    0.468         0.093       (0.461)      --     10.31    5.65%      7,826     0.79%       0.94%
  1996        10.23    0.415        (0.018)      (0.417)      --     10.21    4.01%      8,185     0.79%       0.94%
  1995         9.20    0.428         1.029       (0.427)      --     10.23   16.10%      8,649     0.73%       0.95%
  1994        10.32    0.440        (1.100)      (0.440)  (0.020)     9.20   (6.56%)     7,481     0.66%       0.80%
  1993 (6)    10.22    0.260         0.100       (0.260)      --     10.32   (3.53%)*    4,805     0.66%*      0.90%*
----------------------------
VIRGINIA MUNICIPAL BOND FUND
----------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998       $10.44    0.235         0.137       (0.236)  (0.026)   $10.55    3.59%   $ 26,035     0.67%*      1.07%*
  1997        10.28    0.475         0.168       (0.475)  (0.008)    10.44    6.46%     20,044     0.69%       1.09%
  1996        10.40    0.465        (0.120)      (0.465)      --     10.28    3.48%     15,911     0.71%       1.11%
  1995 (5)    10.00    0.309         0.445       (0.310)  (0.044)    10.40    7.67%*     6,247     0.71%*      1.11%*
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998       $10.48    0.183         0.137       (0.184)  (0.026)   $10.59    3.08%   $  2,529     1.63%*      1.93%*
  1997        10.31    0.387         0.176       (0.385)  (0.008)    10.48    5.58%      1,476     1.60%       2.00%
  1996        10.43    0.378        (0.121)      (0.377)      --     10.31    2.58%        787     1.57%       1.97%
  1995 (8)    10.06    0.237         0.409       (0.232)  (0.044)    10.43    6.51%*       628     1.57%*      1.97%*
----------------------------
MARYLAND MUNICIPAL BOND FUND
----------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998       $ 9.95    0.208         0.110       (0.208)      --    $10.06    3.22%   $ 15,982     0.60%*      1.10%*
  1997         9.76    0.426         0.190       (0.426)      --      9.95    6.50%     11,461     0.63%       1.28%
  1996 (9)    10.00    0.309        (0.240)      (0.309)      --      9.76    1.07%*     5,808     0.71%*      1.36%*
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998       $ 9.96    0.162         0.123       (0.165)      --    $10.08    2.88%   $  1,600     1.56%*      1.96%*
  1997         9.76    0.338         0.199       (0.337)      --      9.96    5.64%        561     1.55%       2.20%
  1996 (10)    9.53    0.200         0.226       (0.196)      --      9.76    7.67%*       113     1.55%*      2.20%*
----------
VALUE FUND
----------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998       $16.55    0.050         1.507       (0.052)  (3.085)   $14.97   12.32%   $604,319     1.02%*      1.17%*
  1997        13.39    0.137         3.237       (0.145)  (0.070)    16.55   25.41%    590,824     1.02%       1.17%
  1996        11.60    0.166         2.380       (0.165)  (0.591)    13.39   22.68%    553,648     1.02%       1.17%
  1995        10.73    0.245         2.619       (0.262)  (1.732)    11.60   28.76%    220,386     1.02%       1.17%
  1994        11.38    0.200        (0.240)      (0.190)  (0.420)    10.73   (0.49%)   166,713     1.01%       1.01%
  1993        10.50    0.180         0.870       (0.170)      --     11.38   10.05%    167,337     1.03%       1.03%






                                 RATIO OF
                              NET INVESTMENT
                RATIO OF         INCOME TO
              NET INVESTMENT      AVERAGE
                  INCOME        NET ASSETS    PORTFOLIO
                TO AVERAGE       EXCLUDING     TURNOVER
                NET ASSETS      FEE WAIVERS      RATE
====================================================================================
-----------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998             4.41%*          4.26%*         13%
  1997             4.57%           4.42%          30%
  1996             4.35%           4.20%          25%
  1995             4.34%           4.12%          28%
  1994             4.48%           4.36%          24%
  1993 (7)         4.25%*          4.11%*         39%
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998             4.40%*          4.25%*         13%
  1997             4.56%           4.41%          30%
  1996             4.12%           3.97%          25%
  1995             4.33%           4.11%          28%
  1994             4.47%           4.33%          24%
  1993 (6)         4.27%*          4.03%*         39%
----------------------------
VIRGINIA MUNICIPAL BOND FUND
----------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998             4.47%*          4.07%*         --%
  1997             4.65%           4.25%          39%
  1996             4.61%           4.21%          24%
  1995 (5)         4.61%*          4.21%*         35%
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998             3.52%*          3.22%*         --%
  1997             3.73%           3.33%          39%
  1996             3.73%           3.33%          24%
  1995 (8)         3.76%*          3.36%*         35%
----------------------------
MARYLAND MUNICIPAL BOND FUND
----------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998             4.16%*          3.66%*          9%
  1997             4.38%           3.73%           5%
  1996 (9)         4.30%*          3.65%*          9%
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998             3.21%*          2.81%*          9%
  1997             3.44%           2.79%           5%
  1996 (10)        3.42%*          2.77%*          9%
----------
VALUE FUND
----------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998             0.68%*          0.53%*         36%
  1997             0.92%           0.77%         100%
  1996             1.38%           1.23%          82%
  1995             2.16%           2.01%         175%
  1994             1.82%           1.82%         116%
  1993             1.64%           1.64%          77%


Amounts designated as "--" are either $0 or have been rounded to $0.
 (6) Commencement of operations for this class May 5, 1993.            (9) Commencement of operations for this class March 1, 1996.
 (7) Commencement of operations for this class January 11, 1993.      (10) Commencement of operations for this class April 25, 1996.
 (8) Commencement of operations for this class April 17, 1995.
 *   Annualized.
**   Total return does not reflect the sales charge or redemption charge, where applicable.


    The accompanying notes are an integral part of the financial statements.



FINANCIAL HIGHLIGHTS                                                                                      CRESTFUNDS, INC.
For a Share Outstanding Throughout the Period Ended May 31, 1998 (Unaudited) and for the Years Ended November 30




                       INVESTMENT ACTIVITIES     DISTRIBUTIONS                                                   RATIO
             NET    ------------------------- ------------------     NET                 NET                  OF EXPENSES
            ASSET               NET REALIZED                        ASSET              ASSETS,       RATIO     TO AVERAGE
            VALUE,      NET    AND UNREALIZED    NET                VALUE,               END      OF EXPENSES  NET ASSETS
          BEGINNING INVESTMENT   GAIN(LOSS)   INVESTMENT CAPITAL     END     TOTAL    OF PERIOD    TO AVERAGE   EXCLUDING
          OF PERIOD   INCOME   ON INVESTMENTS   INCOME    GAINS   OF PERIOD  RETURN     (000)      NET ASSETS  FEE WAIVERS
==========================================================================================================================
----------------------
VALUE FUND (CONTINUED)
----------------------
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $16.64     0.052       1.514        (0.051)   (3.085)  $15.07    12.30%   $ 35,930       1.03%*       1.18%*
  1997       13.47     0.136       3.248        (0.143)   (0.070)   16.64    25.42%     28,112       1.03%        1.18%
  1996       11.66     0.169       2.396        (0.164)   (0.591)   13.47    22.63%     17,997       1.03%        1.18%
  1995       10.78     0.250       2.623        (0.261)   (1.732)   11.66    28.71%     12,633       1.03%        1.18%
  1994       11.42     0.180      (0.220)       (0.180)   (0.420)   10.78    (0.45%)     8,115       1.02%        1.04%
  1993 (11)  11.06     0.060       0.350        (0.050)       --    11.42     3.71%*     4,058       1.16%*       1.16%*
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $16.59    (0.001)      1.506        --        (3.085)  $15.01    11.89%   $ 22,268       1.78%*       2.03%*
  1997       13.44     0.037       3.234        (0.051)   (0.070)   16.59    24.63%     13,269       1.73%        2.09%
  1996       11.64     0.091       2.384        (0.084)   (0.591)   13.44    21.81%      5,131       1.68%        2.03%
  1995 (6)   11.11     0.120       1.618        (0.136)   (1.072)   11.64    15.78%*     2,086       1.68%*       2.03%*
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $15.96    (0.006)      1.858        (0.007)   (0.935)  $16.87    12.58%   $119,717       1.02%*       1.17%*
  1997       13.58     0.037       3.005        (0.041)   (0.621)   15.96    23.71%     99,364       1.02%        1.17%
  1996       10.87     0.043       2.709        (0.042)       --    13.58    25.38%     32,983       1.10%        1.25%
  1995       10.17     0.043       2.035        (0.046)   (1.332)   10.87    20.74%     19,592       1.10%        1.25%
  1994        9.79     0.010       0.380        (0.010)       --    10.17     4.13%     12,869       1.05%        1.05%
  1993 (7)   10.00     0.010      (0.210)       (0.010)       --     9.79    (2.00%)*    7,741       1.11%*       1.11%*
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $15.80    (0.007)      1.838        (0.006)   (0.935)  $16.69    12.51%   $  9,847       1.03%*       1.18%*
  1997       13.44     0.038       2.983        (0.040)   (0.621)   15.80    23.80%      7,900       1.03%        1.18%
  1996       10.76     0.043       2.677        (0.040)       --    13.44    25.34%      4,870       1.11%        1.26%
  1995       10.08     0.044       2.013        (0.045)   (1.332)   10.76    20.72%      3,261       1.11%        1.26%
  1994        9.74     0.010       0.340        (0.010)       --    10.08     3.70%      1,509       1.06%        1.18%
  1993 (11)   9.42        --       0.320            --        --     9.74     3.40%*       649       1.36%*       1.80%*
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $15.77    (0.032)      1.777            --    (0.935)  $16.58    11.95%   $  2,506       1.98%*       2.03%*
  1997 (12)  15.21    (0.016)      0.580        (0.004)       --    15.77    27.07%        432       1.93%*       2.07%*
-------------------
SPECIAL EQUITY FUND
-------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $16.45    (0.022)      0.818            --    (2.176)  $15.07     6.25%   $123,242       1.03%*       1.18%*
  1997       13.73    (0.009)      3.114        (0.005)   (0.380)   16.45    23.28%    112,403       1.01%        1.16%
  1996       12.12     0.050       1.926        (0.053)   (0.313)   13.73    16.44%     77,931       1.04%        1.19%
  1995       10.56     0.100       1.928        (0.108)   (0.360)   12.12    20.07%     54,221       1.04%        1.19%
  1994       12.76     0.030      (0.460)       (0.020)   (1.750)   10.56    (4.74%)    43,640       1.03%        1.03%
  1993       11.19     0.010       1.560            --        --    12.76    14.07%     32,706       1.03%        1.03%
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $16.45    (0.022)      0.808            --    (2.176)  $15.06     6.18%   $  6,373       1.04%*       1.19%*
  1997       13.72    (0.011)      3.126        (0.005)   (0.380)   16.45    23.38%      5,892       1.02%        1.17%
  1996       12.12     0.052       1.911        (0.050)   (0.313)   13.72    16.34%      4,660       1.05%        1.20%
  1995       10.56     0.100       1.927        (0.107)   (0.360)   12.12    20.06%      4,693       1.05%        1.20%
  1994       12.76     0.030      (0.460)       (0.020)   (1.750)   10.56    (4.76%)     3,436       1.04%        1.10%
  1993 (3)   11.69        --       1.070            --        --    12.76     9.19%*       938       1.28%*       1.61%*
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998      $16.18    (0.028)      0.724            --    (2.176)  $14.70     5.67%   $  3,218       2.00%*       2.05%*
  1997       13.62    (0.063)      3.002            --    (0.380)   16.18    22.22%      2,133       1.93%        2.08%
  1996       12.08    (0.043)      1.899        (0.003)   (0.313)   13.62    15.47%        955       1.90%        2.05%
  1995 (7)   10.61     0.007       1.501        (0.038)       --    12.08    14.22%*       554       1.90%*       2.05%*




                                 RATIO OF
                              NET INVESTMENT
                RATIO OF         INCOME TO
              NET INVESTMENT      AVERAGE
                  INCOME        NET ASSETS    PORTFOLIO
                TO AVERAGE       EXCLUDING     TURNOVER
                NET ASSETS      FEE WAIVERS      RATE
=====================================================================================
----------------------
VALUE FUND (CONTINUED)
----------------------
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998            0.66%*          0.51%*         36%
  1997            0.89%           0.74%         100%
  1996            1.35%           1.20%          82%
  1995            2.14%           1.99%         175%
  1994            1.81%           1.79%         116%
  1993 (11)       1.51%*          1.51%*         77%
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998           (0.10%)*        (0.35%)*        36%
  1997            0.15%          (0.20%)        100%
  1996            0.71%           0.36%          82%
  1995 (6)        1.13%*          0.78%*        175%
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998           (0.09%)*        (0.24%)*        18%
  1997            0.27%           0.12%         123%
  1996            0.37%           0.22%          86%
  1995            0.40%           0.25%         470%
  1994            0.17%           0.17%         271%
  1993 (7)        0.20%*          0.20%*        133%
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998           (0.10%)*        (0.25%)*        18%
  1997            0.27%           0.12%         123%
  1996            0.36%           0.21%          86%
  1995            0.39%           0.24%         470%
  1994            0.16%           0.04%         271%
  1993 (11)      (0.05%)*        (0.49%)*       133%
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998           (1.11%)*        (1.16%)*        18%
  1997 (12)      (0.87%)*        (1.01%)*       123%
-------------------
SPECIAL EQUITY FUND
-------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998           (0.32%)*        (0.47%)*       103%
  1997           (0.07%)         (0.22%)        148%
  1996            0.39%           0.24%          98%
  1995            0.90%           0.75%          81%
  1994            0.32%           0.32%         117%
  1993            0.06%           0.06%          95%
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998           (0.33%)*        (0.48%)*       103%
  1997           (0.08%)         (0.23%)        148%
  1996            0.40%           0.25%          98%
  1995            0.89%           0.74%          81%
  1994            0.31%           0.25%         117%
  1993 (3)       (0.19%)*        (0.52%)*        95%
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1998           (1.29%)*        (1.34%)*       103%
  1997           (1.00%)         (1.15%)        148%
  1996           (0.47%)         (0.62%)         98%
  1995 (7)       (0.04%)*        (0.19%)*        81%


Amounts designated as "--" are either $0 or have been rounded to $0.
  (3) Commencement of operations for this class May 5, 1993.           *   Annualized.
  (6) Commencement of operations for this class April 5, 1995.         **  Total return does not reflect the sales charge
  (7) Commencement of operations for this class January 11, 1993.          or redemption charge, where applicable.
 (11) Commencement of operations for this class May 7, 1993.
 (12) Commencement of operations for this class September 2, 1997.


    The accompanying notes are an integral part of the financial statements.



FINANCIAL HIGHLIGHTS                                                                                   CRESTFUNDS, INC.
For a Share Outstanding Throughout the Period Ended May 31, 1998 (Unaudited) and for the Period Ended November 30




                        INVESTMENT ACTIVITIES     DISTRIBUTIONS                                               RATIO
              NET    ------------------------- ------------------     NET               NET                OF EXPENSES
             ASSET               NET REALIZED                        ASSET            ASSETS,     RATIO     TO AVERAGE
             VALUE,      NET    AND UNREALIZED    NET                VALUE,             END    OF EXPENSES  NET ASSETS
           BEGINNING INVESTMENT   GAIN(LOSS)   INVESTMENT CAPITAL     END     TOTAL  OF PERIOD  TO AVERAGE   EXCLUDING
           OF PERIOD   INCOME   ON INVESTMENTS   INCOME    GAINS   OF PERIOD  RETURN   (000)    NET ASSETS  FEE WAIVERS
=======================================================================================================================
------------------------------------
LIFE VISION MAXIMUM GROWTH PORTFOLIO
------------------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE PERIOD ENDED NOVEMBER 30,:
  1998     $ 10.65      0.010        1.084      (0.014)       --    $11.73    10.28%   $16,793    0.25%*       0.65%*
  1997(13)   10.00      0.032        0.650      (0.032)       --     10.65     6.82%    13,712    0.25%*       0.73%*
---------------------------------------
LIFE VISION GROWTH AND INCOME PORTFOLIO
---------------------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE PERIOD ENDED NOVEMBER 30,:
  1998     $ 10.51      0.088        0.774      (0.092)   (0.010)   $11.27     8.23%   $20,616    0.25%*       0.57%*
  1997(13)   10.00      0.091        0.506      (0.087)       --     10.51     5.97%    22,521    0.25%*       0.59%*
------------------------------
LIFE VISION BALANCED PORTFOLIO
------------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE PERIOD ENDED NOVEMBER 30,:
  1998     $ 10.46      0.119        0.690      (0.121)   (0.028)   $11.12     7.79%   $96,875    0.25%*       0.43%*
  1997(13)   10.00      0.116        0.454      (0.110)       --     10.46     5.70%    89,442    0.25%*       0.42%*






                               RATIO OF
                            NET INVESTMENT
              RATIO OF         INCOME TO
            NET INVESTMENT      AVERAGE
                INCOME        NET ASSETS    PORTFOLIO
              TO AVERAGE       EXCLUDING     TURNOVER
              NET ASSETS      FEE WAIVERS      RATE
======================================================================================
------------------------------------
LIFE VISION MAXIMUM GROWTH PORTFOLIO
------------------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE PERIOD ENDED NOVEMBER 30,:
  1998           0.17%*         (0.23)%*        34%
  1997(13)       0.72%*          0.24%*         34%
---------------------------------------
LIFE VISION GROWTH AND INCOME PORTFOLIO
---------------------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE PERIOD ENDED NOVEMBER 30,:
  1998          1.62%*          1.30%*          29%
  1997(13)      2.11%*          1.77%*          25%
------------------------------
LIFE VISION BALANCED PORTFOLIO
------------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED) AND FOR THE PERIOD ENDED NOVEMBER 30,:
  1998          2.19%*          2.02%*          22%
  1997(13)      2.66%*          2.49%*          43%


Amounts designated as "--" are either $0 or have been rounded to $0.
(13)Commencement of operations June 30, 1997.
*   Annualized.
**  Total return does not reflect the sales charge or redemption charge, where applicable.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                   CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited

1. ORGANIZATION
CrestFunds, Inc. (the Company) is registered under the Investment Company Act of 1940 ( the "1940 Act"), as amended, as an open-end, management investment company organized as a Maryland corporation. The Company currently has fifteen investment portfolios (individually a "Fund" and collectively the "Funds"). The Funds offer one or more of three classes of shares, the Trust Class Shares, the Investors Class A Shares and the Investors Class B Shares. The Funds include:

EQUITY FUNDS
Value Fund
Capital Appreciation Fund
Special Equity Fund

BOND FUNDS
Limited Term Bond Fund
Intermediate Bond Fund
Government Bond Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund
Maryland Municipal Bond Fund

MONEY MARKET FUNDS
Cash Reserve Fund
U.S. Treasury Money Fund
Tax Free Money Fund

LIFE VISION PORTFOLIOS
Life Vision Maximum Growth Portfolio
Life Vision Growth and Income Portfolio
Life Vision Balanced Portfolio

The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Funds:

     SECURITY VALUATION--Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discount and premiums are accreted and amortized ratably to maturity and are included in interest income.

     Investments in equity securities held by the Non-Money Market Funds which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sale price if readily available for each equity securities on each business day; other equity securities traded in the over-the-counter markets and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general supervision of the Funds' Directors.

     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Distribution from net investment income for the Money Market Funds and Bond Funds are declared daily and paid monthly. Each of the Equity Funds declare and pay dividends from net investment income monthly. Any net realized capital gains will be distributed at least annually for all Funds. Dividends and distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises. Accordingly, the following permanent differences, primarily attributable to certain net operating losses, which for tax purposes have been used to offset net short-term capital gains, have been reclassified to the following accounts:

                           ACCUMULATED      UNDISTRIBUTED
                          NET REALIZED     NET INVESTMENT
                              LOSS             INCOME
                         --------------   ----------------
     Capital Appreciation    $  (2)            $  2
     Special Equity            (96)              96


     CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and

NOTES TO FINANCIAL STATEMENTS (continued)                       CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited


     amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

     REPURCHASE AGREEMENTS--Each Fund, with the exception of Tax Free Money Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund, and Maryland Municipal Bond Fund may invest in repurchase agreements. The Funds, through their sub-custodian, receive delivery of the underlying securities, whose market value including interest is required to be at least 102% of the resale price. The Funds' investment advisor, Crestar Asset Management Company, (formerly Capitoline Investment Services, Incorporated), is responsible for determining that the value of these underlying securities remains at least 102% of the resale price. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the resale price.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The Financial Statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements.


3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES--The Company's investment advisor is Crestar Asset Management Company (the Advisor), a wholly owned subsidiary of Crestar Bank. Pursuant to an Investment Advisory Agreement, the Advisor is paid for advisory services to each Fund at the annual rate based on the following fee schedule; Cash Reserve Fund, U.S. Treasury Money Fund and Tax Free Money Fund; .40% of each Fund's average daily net assets for the first $500 million of net assets; .35% of each Fund's average daily net assets on the next $500 million of net assets; .30% of each Fund's average daily net assets on all remaining net assets; Capital Appreciation Fund, Value Fund and Special Equity Fund; .75% of each Fund's average daily net assets; Limited Term Bond Fund and Virginia Intermediate Municipal Bond Fund; .50% of each Fund's average daily net assets; Intermediate Bond Fund, Government Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund; .60% of each Fund's average daily net assets; Maximum Growth Portfolio, Growth and Income Portfolio, and Balanced Portfolio; .25% of each Portfolio's average daily net assets. The Advisor has voluntarily agreed to waive a portion of its fee for Virginia Municipal Bond Fund and Government Bond Fund in order to limit Advisory Fee to .50% for each Fund.

     ADMINISTRATION AND DISTRIBUTION FEES--SEI Investments Mutual Fund Services (the Administrator), a Delaware business trust, serves as administrator to the Company. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company (SEI), is the owner of all beneficial interest in the Administrator. The Administrator provides the Company with administrative services, including fund accounting, and regulatory reporting and is entitled to receive a fee at an annual rate of .15% of the average daily net assets of the Equity, Bond, and Money Market Funds. The Administrator has voluntarily agreed to waive a portion of its fee for Government Bond Fund, Virginia Municipal Bond Fund and Maryland Municipal Bond Fund in order to limit operating expenses. The Administrator is entitled to receive a fee of $40,000 annually for each Life Vision Portfolio. The Administrator has voluntarily agreed to have its fee waived for each Life Vision Portfolio for a twelve month period following the commencement of operations.

     SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI, serves as distributor of each Fund's shares pursuant to a distribution agreement with the Company. The Trust Class and Investors Class A shares of the Funds have a separate distribution plan (the 12b-1
     Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the 12b-1 Plan, the Trust Class and Investors Class A shares of the Funds pay the Distributor as compensation for its services .15% of the aggregate average daily net assets of such classes of the Funds. The Distributor has agreed to waive any fees payable pursuant to the 12b-1 Plan.

     In addition, the Investors Class A shares of the Money Market Funds have a distribution plan (the Investors Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the Investors Class A Plan, the Investors Class A shares of the Money Market Funds pay the Distributor as compensation for its services .25% of such Class average daily net assets. The Distributor has agreed to waive any fees payable pursuant to the Investors Class A Plan.

NOTES TO FINANCIAL STATEMENTS (continued)                       CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited


     The Investors Class B shares of the Funds have a distribution plan (the B Shares Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the B Shares Plan, the Investors Class B shares of the Funds pay the Distributor as compensation for its services .75% of the aggregate average daily net assets of such class of the Funds. In addition, pursuant to the B Share Plan, the Distributor is compensated at an annual rate of .25% of the B shares' average net assets for providing ongoing Shareholder support services to investors in B shares. The Distributor has agreed to waive a portion of its fees pursuant to the B Shares Plan in order to limit Distribution Fees to .95% for each Fund, except for the Value Fund for which the limit is .75%.

     TRANSFER AGENT AND CUSTODIAN FEES--Crestar Bank serves as the Company's transfer agent and dividend disbursing agent and is compensated for those services monthly by each Fund at an annual rate of .05% of the Fund's average daily net assets for the Trust Class and .06% of the Fund's average daily net assets for the Investors Class A and Investors Class B. In addition, Crestar Bank serves as the Company's custodian and is compensated at an annual rate of up to .04% of the Equity, Bond, and Money Market Fund's average daily net assets and up to .03% of each LifeVision Portfolio's average net assets.

     CONTINGENT DEFERRED SALES CHARGE (CDSC)-- A CDSC is imposed on certain redemptions of Investors Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Investors Class B shares until the redemption of such shares.

                                         CONTINGENT
                    FROM DATE OF       DEFERRED SALES
                      PURCHASE             CHARGE
                   --------------     ----------------
     Year 1 ......................          5.00%
     Year 2 ......................          4.00%
     Year 3 ......................          3.00%
     Year 4 ......................          3.00%
     Year 5 ......................          2.00%
     Year 6 ......................          1.00%
     Year 7 ......................          0.00%
     Year 8 ......................   Conversion to A shares

4. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, including U.S. Government securities, other than temporary cash investments, during the period ended May 31, 1998, for each Fund is as follows:


                                                  PURCHASES      SALES
                                                    (000)        (000)
                                                  ----------   ----------
Limited Term Bond ............................    $ 37,846      $ 44,352
Intermediate Bond ............................     202,275       195,958
Government Bond ..............................      37,216        24,409
Virginia Intermediate Municipal Bond .........      24,247        24,281
Virginia Municipal Bond ......................       5,199        22,138
Maryland Municipal Bond ......................       4,295           270
Value ........................................     192,668       247,989
Capital Appreciation .........................      31,429        20,997
Special Equity ...............................     113,923       110,877
Maximum Growth ...............................       8,018         3,841
Growth and Income ............................       6,245         7,818
Balanced .....................................      24,824        18,007

At May 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at May 31, 1998, for each Fund is as follows:


                                                            NET
                          APPRECIATION   DEPRECIATION  APPRECIATION
                             (000)           (000)         (000)
                           ----------    ------------  ------------
Limited Term Bond .........  $  810        $ (50)      $    760
Intermediate Bond .........   4,360         (165)         4,195
Government Bond ...........     580          (20)           561
Virginia Intermediate
   Municipal Bond .........   9,236          (99)         9,138
Virginia Municipal
   Bond ...................     871          (13)           858
Maryland Municipal
   Bond ...................     407           (5)           402
Value ..................... 138,925      (10,849)       128,076
Capital Appreciation ......  33,468       (1,576)        31,891
Special Equity ............  21,112       (5,240)        15,872
Maximum Growth ............     942         (288)           654
Growth and Income .........     945         (208)           737
Balanced ..................   3,854         (941)         2,913

Subsequent to October 31, 1997, Capital Appreciation recognized net capital losses of $392,369 for tax purposes that have been deferred to 1998. The Funds also had capital losses carryforward at November 30, 1997, to the extent provided in the regulations for Federal income tax as follows:


                           CAPITAL LOSS
                            CARRYOVER
                            11/30/97      EXPIRES 2000        EXPIRES 2001
                          ------------    --------------     --------------
Cash Reserve                $  46,160          --                  --
Limited Term Bond           1,877,822          --                  --
Intermediate Bond           2,140,613          --                  --
Government Bond                 4,098          --                  --
Maryland Municipal Bond        30,436          --                  --

NOTES TO FINANCIAL STATEMENTS (concluded)                       CRESTFUNDS, INC.
May 31, 1998                                                           Unaudited

                            EXPIRES    EXPIRES     EXPIRES     EXPIRES
                              2002       2003        2004        2005
                           ---------   --------    --------    --------
Cash Reserve ...........   $  31,799   $ 14,361    $     --    $     --
Limited Term Bond ......     784,783    254,023     555,287     283,729
Intermediate Bond ......   1,279,577    667,656          --     193,380
Government Bond ........          --         --       4,098          --
Maryland Municipal
   Bond ................          --         --      25,459       4,977

5. CONCENTRATION OF CREDIT RISK
The Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, and the Maryland Municipal Bond Fund invest in debt securities in their respective states. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic or political conditions in that state.

--------------------------------------------------------------------------------
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE COMPANY. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE COMPANY, UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE COMPANY NOR SEI INVESTMENTS DISTRIBUTIONS CO. IS A BANK AND COMPANY SHARES ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE. SEI INVESTMENTS DISTRIBUTIONS CO. AND CRESTAR BANK ARE NOT AFFILIATED.
--------------------------------------------------------------------------------

                                      NOTES

                                      CREST
                                      -----
                                      FUNDS



                           A FAMILY OF MUTUAL FUNDS
                                   MANAGED BY
                        CRESTAR ASSET MANAGEMENT COMPANY